Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	GLOBALWISE INVESTMENTS INC
Entity Central Index Key	0001081745
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 1,363,552	$ 46,236	$ 140,271
Accounts receivable, net	428,155	332,413	335,453
Prepaid expenses and other current assets	55,448	40,026	18,398
Total current assets	1,847,155	418,675	494,122
Property and equipment, net	56,393	58,129	32,771
Other assets	35,160	37,239	46,404
Total assets	1,938,708	514,043	573,297
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	501,863	1,143,265	389,080
Deferred revenues	539,563	571,268	964,043
Derivative liability	0	15,470	0
Deferred compensation	104,151	0
Notes payable - current	186,076	563,009	747,778
Convertible note payable, net of discount	0	107,518	0
Notes payable - related party - current	255,415	95,000	0
Other short-term liabilities - related parties	54,927	0
Total current liabilities	1,641,995	2,495,530	2,100,901
Long-term liabilities:
Deferred compensation	215,012	309,740	215,011
Notes payable - net of current portion	1,402,922	1,509,265	1,528,915
Notes payable - related party - net of current portion	0	369,415	262,707
Deferred interest expense	52,065	41,440	17,063
Other long-term liabilities - related parties	0	72,033	157,859
Total long-term liabilities	1,669,999	2,301,893	2,181,555
Total liabilities other than shares	3,311,994	4,797,423	4,282,456
Shares subject to mandatory redemption			111,235
Total liabilities	3,311,994	4,797,423	4,393,691
Commitments and contingencies
Excess of liabilities over assets (deficit)		0	(3,820,394)
Total liabilities and excess of liabilities over assets (deficit)	3,311,994	4,797,423	573,297
Stockholders' deficit:
Common stock, $0.001 par value, 50,000,000 shares authorized; 47,362,047 and 36,490,345 shares issued and outstanding at March 31, 2013 and December 31, 2012, respectively	54,363	36,492	0
Additional paid-in capital (deficit)	4,912,814	1,348,794	0
Accumulated deficit	(6,340,463)	(5,668,666)
Total stockholders' deficit	(1,373,286)	(4,283,380)	0
Total liabilities and excess of liabilities over assets (deficit) and stockholders' deficit	$ 1,938,708	$ 514,043	$ 573,297

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	47,362,047	36,490,345	0
Common stock, shares outstanding	47,362,047	36,490,345	0

Condensed Consolidated Statement of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Sale of software licenses without professional services	$ 8,660	$ 21,739	$ 188,894	$ 137,068
Sale of software licenses with professional services	0	19,992	929,741	542,801
Software as a service	34,790	29,041	108,102	143,428
Software maintenance services	223,464	177,451	790,007	633,302
Consulting services	87,957	112,105	718,206	269,153
Total revenues	354,871	360,328	2,734,950	1,725,752
Cost of revenues:
Sale of software licenses without professional services	6,369	17,205	45,477	17,001
Sale of software licenses with professional services	114,936	153,626	469,252	454,330
Software as a service	6,909	6,530	28,232	26,375
Software maintenance services	27,950	24,880	119,727	105,035
Consulting services	23,320	101,706	318,831	222,185
Total cost of revenues	179,484	303,947	981,519	824,926
Gross profit	175,387	56,381	1,753,431	900,826
Operating expenses:
General and administrative	568,148	820,220	2,196,068	1,388,315
Sales and marketing	227,783	321,895	1,200,019	737,680
Depreciation	5,344	6,790	28,420	40,437
Total operating expenses	801,275	1,148,905	3,424,507	2,166,432
Loss from operations	(625,888)	(1,092,524)	(1,671,076)	(1,265,606)
Other income (expenses)
Derative gain (loss)	15,470	0	(15,470)	0
Interest expense, net	(61,379)	(55,349)	(298,947)	(174,456)
Total other expenses	(45,909)	(55,349)	(314,417)	(174,456)
Net loss	$ (671,797)	$ (1,147,873)	$ (1,985,493)	$ (1,440,062)
Weighted average number of common shares outstanding - basic (in shares)			32,866,979	22,757,100
Net loss per share - basic and diluted (in dollars per share)	$ (0.02)	$ (0.04)	$ (0.06)	$ (0.06)
Weighted average number of common shares outstanding - basic and diluted (in shares)	39,620,613	30,588,213

Condensed Consolidated Statement of Stockholders' Deficit (USD $)	Excess Of Liabilities Over Assets (Deficit) [Member]	Common Stock [Member]	Due From Stockholders [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2010		$ 0	$ (5,600)	$ 11,901	$ (53,000)	$ (2,703,012)	$ (2,749,711)
Balance (in shares) at Dec. 31, 2010		5,458			564
Issuance of common stock award		0	0	20,715	0	0	20,715
Issuance of common stock award (in shares)		1,135			0
Retirement of treasury stock		0	0	(53,000)	53,000	0	0
Retirement of treasury stock (in shares)		(564)			(564)
Decrease in redemption price of shares subject to mandatory redemption		0	0	0	0	348,664	348,664
Stock issued for services							0
Net loss		0	0	0	0	(1,440,062)	(1,440,062)
Balance at Dec. 31, 2011	(3,820,394)	0	(5,600)	(20,384)	0	(3,794,410)	0
Balance (in shares) at Dec. 31, 2011		6,029			0
Decrease in redemption price of shares subject to mandatory redemption							0
Effect of termination of the mandatory redemption feature of common stock	3,820,394	28,035	0	(28,035)	0	111,237	111,237
Effect of termination of the mandatory redemption feature of common stock (in shares)		28,034,850			0
Receipt of amounts due from stockholders	0	0	5,600	0	0	0	5,600
Acquisition of Globalwise Investments, Inc.	0	4,556	0	(4,556)	0	0	0
Acquisition of Globalwise Investments, Inc. (in shares)		4,556,000			0
Convertible securities exercised		3,316	0	1,078,552	0	0	1,081,868
Convertible securities exercised (in shares)		3,314,495			0
Stock Granted to Employee		250	0	174,750	0	0	175,000
Stock Granted to Employee (in shares)		250,000			0
Stock issued for services		95	0	65,455	0	0	65,550
Stock issued for services (in shares)		95,000			0
Beneficial conversion option		0	0	23,252	0	0	24,185
Sale of Stock	0	240	0	59,760	0	0	60,000
Sale of Stock (in shares)		240,000			0
Net loss	0	0	0	0	0	(1,985,493)	(1,985,493)
Balance at Dec. 31, 2012	0	36,492	0	1,348,794	0	(5,668,666)	(4,283,380)
Balance (in shares) at Dec. 31, 2012		36,490,345			0
Issuance of common stock award		15,000		2,716,021		0	2,731,021
Issuance of common stock award (in shares)		15,000,000
Convertible securities exercised		1,998		586,872		0	588,870
Convertible securities exercised (in shares)		1,998,369
Shares issued for accounts payable and accrued liabilities		873		261,127		0	262,000
Shares issued for accounts payable and accrued liabilities (in shares)		873,333
Share Return		0		0		0	0
Share Return (in shares)		7,000,000
Net loss		0		0		(671,797)	(671,797)
Balance at Mar. 31, 2013		$ 54,363		$ 4,912,814		$ (6,340,463)	$ (1,373,286)
Balance (in shares) at Mar. 31, 2013		47,362,047

Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (671,797)	$ (1,147,873)	$ (1,985,493)	$ (1,440,062)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,344	6,790	28,420	40,437
Bad debt expense	6,575	0	9,314	0
Amortization of deferred financing costs	2,079	2,502	9,165	9,770
Amortization of beneficial conversion option	2,387	0	20,865	0
Amortization of original issue discount	1,206	0	9,906	0
Gain (Loss) on derivative	(15,470)	0	15,470	0
Stock-based compensation			175,000	20,715
Stock issued for services			65,550	0
Changes in operating assets and liabilities:
Accounts receivable	(102,317)	225,754	(6,274)	(130,437)
Prepaid expenses and other current assets	(15,423)	(27,907)	(21,628)	1,356
Other assets			0	(16,226)
Accounts payable and accrued expenses	(359,691)	387,410	757,927	155,464
Other long-term liabilities - related parties			47,956	18,215
Other liabilities - related parties	(12,447)	5,587
Deferred interest expense	10,625	8,751	24,377	17,063
Deferred revenues	(31,705)	(79,082)	(392,775)	338,031
Deferred compensation	9,423	0	94,729	60,782
Total adjustments	(499,414)	529,805	838,002	515,170
Net cash used in operating activities	(1,171,211)	(618,068)	(1,147,491)	(924,892)
Cash flows from investing activities:
Repayment of equity receivable	0	5,600	5,600	0
Purchases of property and equipment	(3,608)	(44,582)	(53,779)	(23,420)
Net cash used in investing activities	(3,608)	(38,982)	(48,179)	(23,420)
Cash flows from financing activities:
Proceeds from notes payable	0	674,556	859,056	1,457,500
Proceeds from notes payable - related parties	0	50,000	434,000	87,500
Repayment of notes payable	(124,886)	(67,267)	(251,421)	(383,282)
Repayment of notes payable - related parties	(114,000)	0	0	(107,149)
Sale of Common Stock	2,731,021	0	60,000	0
Net cash provided by financing activities	2,492,135	657,289	1,101,635	1,054,569
Net increase (decrease) in cash	1,317,316	239	(94,035)	106,257
Cash - beginning of period	46,236	140,271	140,271	34,014
Cash - end of period	1,363,552	140,510	46,236	140,271
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	73,370	21,863	101,113	89,787
Supplemental disclosure of non-cash financing activities
Accounts payable and accrued interest converted to equity	286,370	0
Decrease in fair value of shares subject to mandatory redemption			0	348,664
Accrued interest converted to equity			137,520	0
Notes payable converted to equity	469,500	0	562,056	0
Notes payable - related party converted to equity	95,000	0	382,292	0
Total non-cash financing activities	$ 850,870	$ 0	$ 1,081,868	$ 348,664

Business Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	Business Organization and Nature of Operations

Globalwise Investments, Inc. (“Globalwise”) is a Nevada holding company incorporated in 1997, with a single operating subsidiary, Intellinetics, Inc. (“Intellinetics”), together the (“Company”). On February 10, 2012 (the “Closing Date”), Globalwise entered into a Securities Exchange Agreement (the “Exchange Agreement”) by and between itself and Intellinetics. Pursuant to the terms of the Exchange Agreement, all of the former shareholders of Intellinetics transferred to Globalwise all of their shares of Intellinetics in exchange for shares of common stock (“Share Exchange”) of Globalwise. Prior to the Share Exchange, Globalwise was a non-operating public shell company. As a result of the Share Exchange, Intellinetics became a wholly-owned subsidiary of Globalwise. The Share Exchange was accounted for as a reverse merger and recapitalization of Intellinetics (See Note 4 – Share Exchange). The Company is an enterprise content management (ECM) software development, sales and marketing company serving both the public and private sectors. In the public sector, the Company’s products, services and process models serve, principally, the critical needs of law enforcement and compliance agencies within the state and local government establishment. Intellinetics was formed in December 1996 as a corporation in the state of Ohio.

The Company provides its software solutions principally through (i) the direct licensing of its software installed on customer computer platforms and (ii) providing the applications as a service, accessible through the internet. The Company’s comprehensive solutions include services that range from pre-installation assessment, project scoping, implementation, consulting and ongoing software maintenance and customer support.

1.	Business Organization and Nature of Operations

Globalwise Investments, Inc. (“Globalwise”) is a Nevada holding company incorporated in 1997, with a single operating subsidiary, Intellinetics, Inc. (“Intellinetics”), together the (“Company”). On February 10, 2012 (the “Closing Date”), Globalwise entered into a Securities Exchange Agreement (the “Exchange Agreement”) by and between itself and Intellinetics. Pursuant to the terms of the Exchange Agreement, all of the former shareholders of Intellinetics transferred to Globalwise all of their shares of Intellinetics in exchange for shares of common stock (“Share Exchange”) of Globalwise. Prior to the Share Exchange, Globalwise was a non-operating public shell company. As a result of the Share Exchange, Intellinetics became a wholly-owned subsidiary of Globalwise.

The Share Exchange was accounted for as a reverse merger and recapitalization of Intellinetics (See Note 4– Share Exchange). The Company is an enterprise content management (ECM) software development, sales and marketing company serving both the public and private sectors. In the public sector, the Company’s products, services and process models serve, principally, the critical needs of law enforcement and compliance agencies within the state and local government establishment. Intellinetics was formed in December 1996 as a corporation in the state of Ohio.

The Company provides its software solutions principally through (i) the direct licensing of its software installed on customer computer platforms and (ii) providing the applications as a service, accessible through the internet. The Company’s comprehensive solutions include services that range from pre-installation assessment, project scoping, implementation, consulting and ongoing software maintenance and customer support

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]

2. Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information and the instructions to Form 10-Q and Article 8.03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP. In the opinion of management, all adjustments (consisting of normal accruals) considered for a fair presentation of the consolidated financial position of the Company as of quarter ended March 31, 2013 and the consolidated results of its operations and cash flows for the three months ended March 31, 2013 and March 31, 2012, have been included. The Company has evaluated subsequent events through the issuance of this Form 10-Q. Operating results for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013 or any other interim or future period. Accordingly, the condensed consolidated financial statements included in this Form 10-Q for the quarter ended March 31, 2013 (this “Form 10-Q”) should be read in conjunction with the audited consolidated financial statements and related notes contained in our Annual Report on Form 10-K for the fiscal year ended December 31, 2012 (the “2012 Form 10-K”) filed with the Securities and Exchange Commission on April 1, 2013, and the notes to the audited consolidated financial statements contained in our Amendment No. 1 to our Annual Report on Form 10-K/A for the fiscal year ended December 31, 2012 filed with the Securities and Exchange Commission on April 30, 2013.

2.	Basis of Presentation

The accompanying audited consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The Company has evaluated subsequent events through the issuance of this Form 10-K.

Liquidity and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Liquidity and Managements Plans [Abstract]
Liquidity and Management's Plans [Text Block]

3. Liquidity and Management’s Plans

Through March 31, 2013, the Company has incurred an accumulated deficit since inception of $6,340,463. At March 31, 2013, the Company had a cash balance of $1,363,552, primarily as a result of the private placement discussed in detail elsewhere in this Form 10-Q.

From the Company’s inception, it has generated revenues from the sales and implementation of its internally generated software applications.

The Company’s plan is to increase its sales and market share by developing an expanded network of resellers through which the Company will sell its expanded software product portfolio. The Company expects that this marketing initiative will require that it hire and develop an expanded sales force and enhance its product marketing efforts, all of which will require additional capital.

On the Closing Date, the Company consummated its merger and on that date, its shares began trading on the Over-the-Counter Quote Board under the symbol “GWIV”. The Company intends to deploy capital to expand its sales and marketing capabilities, develop ancillary software products, enhance its internal infrastructure, support the accounting, auditing and legal costs of operating as a public company, and provide working capital.

The Company expects that through the next 10 to 16 months, the capital requirements to fund the Company’s growth and to cover the operating costs as a public company will consume substantially all of the cash flows that it intends to generate from its operations, as well as the funds raised in the private placement discussed elsewhere in this Form 10-Q, in addition to the proceeds of any issuances of debt and equity securities, if consummated. The Company further believes that during this period, while the Company is focusing on the growth and expansion of its business, the gross profit that it expects to generate from operations will not generate sufficient funds to cover these anticipated operating costs. Accordingly, the Company expects to use proceeds from the private placement to sustain operations and to follow through on the execution of its business plan. There is no assurance that the Company’s plans as discussed above will materialize and/or that the Company will have sufficient funds to fund the Company’s operations. Given these conditions, the Company’s ability to continue as a going concern is contingent upon successfully managing its cash requirements. In addition, the Company’s ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrants into established markets, the competitive environment in which the Company operates and its cash requirements. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

Since inception, the Company’s operations have primarily been funded through a combination of operating margins, state business development loans, bank loans, loans from friends and family, and the sale of securities. Although management believes that the Company has access to capital resources, there are currently no commitments in place for new financing at this time, and there is no assurance that the Company will be able to obtain funds on commercially acceptable terms, if at all.

During the three months ended March 31, 2013, the Company raised $2,731,021 in net new funds through the issuance of the Company’s common stock to certain accredited investors through a private placement. The Company used portions of the net proceeds from the private placement of securities for working capital and general corporate purposes, including without limitation, debt reduction purposes.

The Company expects to use the remaining funds raised through the private placement to fund the Company’s operations, including the costs that it expects to incur as a public company, and to fund the Company’s plans to increase staff and operations to complete the build-out of its expanded reseller network which the Company believes will enable it to expand into additional markets and deepen its penetration of existing markets. The current level of cash and operating margins may not be enough to cover the existing fixed and variable obligations of the Company, so increased revenue performance and the addition of capital, as needed are critical to the Company’s success.

The Company’s financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should it be unable to continue as a going concern.

3.	Liquidity and Management’s Plans

Through December 31, 2012, the Company has incurred an accumulated deficit since inception of $5,668,666 and has recent negative cash flows from operations. At December 31, 2012, the Company had a cash balance of $46,236.

From the Company’s inception, it has generated revenues from the sales and implementation of its internally generated software applications.

The Company’s plan is to increase its sales and market share by developing an expanded network of resellers through which the Company will sell its expanded software product portfolio. The Company expects that this marketing initiative will require that it hire and develop an expanded sales force and enhance its product marketing efforts, all of which will require additional capital.

On the Closing Date, the Company consummated its merger and on that date, its shares became available for quotation on the Over-the-Counter Quote Board under the symbol “GWIV”. The Company intends to deploy any additional capital it may raise to expand its sales and marketing capabilities, develop ancillary software products, enhance its internal infrastructure, support the accounting, auditing and legal costs of operating as a public company, and provide working capital.

The Company expects that through the next 10 to 16 months, the capital requirements to fund the Company’s growth and to cover the operating costs of a public company will consume substantially all of the cash flows that it intends to generate from its operations, as well as from the proceeds of intended issuances of debt and equity securities, if consummated. The Company further believes that during this period, while the Company is focusing on the growth and expansion of its business, the gross profit that it expects to generate from operations will not generate sufficient funds to cover these anticipated operating costs. Accordingly, the Company requires external funding to sustain operations and to follow through on the execution of its business plan. There is no assurance that the Company’s plans as discussed above will materialize and/or that the Company will be successful in funding estimated cash shortfalls through additional debt or equity capital and through the cash generated by the Company’s operations. Given these conditions, the Company’s ability to continue as a going concern is contingent upon it being able to secure an adequate amount of debt or equity capital to enable it to meet its cash requirements. In addition, the Company’s ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrants into established markets, the competitive environment in which the Company operates and the current capital raising environment. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. Should the company not be able to raise these additional funds through the private placement or some other financing source, the Company would take one or more of the following actions to help conserve cash, including (i) limiting the hiring of additional personnel, (ii) reducing existing staffing, (iii) deferring the payment of compensation to its key employees (iv) negotiating extended payment terms to vendors, advisors and consultants and (v) offering incentives to customers which would reward the early remittance of payments to the Company.

Since inception, the Company’s operations have primarily been funded through a combination of operating margins, state business development loans, bank loans and loans from friends and family.

During the twelve months ended December 31, 2012, the Company raised $1,353,057 in net new funds through the issuance of both conventional and contingently convertible notes and the sale of unregistered securities. The proceeds from these notes were used to fund the Company’s working capital needs and the costs of the Share Exchange.

On February 28, 2013 and March 6, 2013, the Company, entered into a securities purchase agreement (the ”Purchase Agreement”) with certain accredited investors, pursuant to which it sold an aggregate of 15,000,000 shares of the Company’s common stock, par value, $0.001 per share (“Common Stock”) at a purchase price of $0.20 per share, for aggregate gross cash proceeds of $2,650,000 and the exchange of $350,000 in previously issued convertible promissory notes issued between January 28, 2013 and February 7, 2013 to certain investors associated with the Placement Agent (the “Offering”). The Company intends to use the net proceeds of the Offering for working capital and general corporate purposes, including without limitation, debt reduction purposes. For more information, see Note 17, Subsequent Events, in this Form 10-K.

The Company’s financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should it be unable to continue as a going concern.

Share Exchange	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share Exchange Disclosure [Abstract]
Share Exchange Disclosure [Text Block]

4. Share Exchange

On the Closing Date, Intellinetics was acquired by Globalwise pursuant to the Share Exchange, with Intellinetics remaining as a wholly-owned subsidiary of Globalwise.

In connection with the consummation of the Share Exchange, (i) the stockholders of Intellinetics surrendered all of the issued and outstanding shares of Intellinetics capital stock and received, in exchange for such shares, an aggregate of 28,034,850 shares of common stock of Globalwise on a 4,650-for-1 basis which represented approximately 86% of the Company’s total shares outstanding immediately following the closing of the transaction; and (ii) Intellinetics paid $220,000 in advance of the closing and $85,000 upon the closing of the Share Exchange to the stockholders of Globalwise to provide both a reimbursement of professional fees incurred by Globalwise and for the split-off of the net liabilities of Globalwise at closing.

The Share Exchange was accounted for as a “reverse merger”. Furthermore, the Share Exchange was deemed to be a recapitalization of Intellinetics, and as such, all capital accounts have been restated as if the Share Exchange had occurred prior to the earliest period presented. Intellinetics was deemed to be the acquirer in the Share Exchange for accounting purposes. Consequently, the assets and liabilities and the historical operations of the Company that are reflected in the financial statements prior to the Share Exchange are those of Intellinetics, and the condensed consolidated financial statements of the Company after completion of the Share Exchange include the assets and liabilities of Intellinetics, historical operations of Intellinetics and operations of Intellinetics from the Closing Date of the Share Exchange.

4.	Share Exchange

On the Closing Date, Intellinetics was acquired by Globalwise pursuant to the Share Exchange, with Intellinetics remaining as a wholly-owned subsidiary of Globalwise.

In connection with the consummation of the Share Exchange, (i) the stockholders of Intellinetics surrendered all of the issued and outstanding shares of Intellinetics capital stock and received, in exchange for such shares, an aggregate of 28,034,850 shares of common stock of Globalwise on a 4,650-for-1 basis which represented approximately 86% of the Company’s total shares outstanding immediately following the closing of the transaction; and (ii) Intellinetics paid $220,000 in advance of the closing and $85,000 upon the closing of the Share Exchange to the stockholders of Globalwise to provide both a reimbursement of professional fees incurred by Globalwise and for the split-off of the net liabilities of Globalwise at closing.

The Share Exchange was accounted for as a “reverse merger”. Furthermore, the Share Exchange was deemed to be a recapitalization of Intellinetics, and as such, all capital accounts were restated as if the Share Exchange had occurred prior to the earliest period presented. Intellinetics was deemed to be the acquirer in the Share Exchange for accounting purposes. Consequently, the assets and liabilities and the historical operations of the Company that are reflected in the financial statements prior to the Share Exchange are those of Intellinetics, and the consolidated financial statements of the Company after completion of the Share Exchange include the assets and liabilities of Intellinetics, historical operations of Intellinetics and operations of Intellinetics from the Closing Date of the Share Exchange.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

5. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities, amounts of revenue and expenses, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from estimated amounts. Significant estimates and assumptions include reserves related to receivables, the recoverability of long-term assets, depreciable lives of property and equipment, deferred taxes and related valuation allowances. The Company’s management monitors these risks and assesses its business and financial risks on a quarterly basis.

Concentrations of Credit Risk

The Company maintains its cash with high credit quality financial institutions. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation insurance limit.

The number of customers that comprise the Company’s customer base, along with the different industries, governmental entities and geographic regions, in which the Company’s customers operate, limits concentrations of credit risk with respect to accounts receivable. The Company does not generally require collateral or other security to support customer receivables; however, the Company may require its customers to provide retainers, up-front deposits or irrevocable letters-of-credit when considered necessary to mitigate credit risk. The Company has established an allowance for doubtful accounts based upon facts surrounding the credit risk of specific customers and past collections history. Credit losses have been within management’s expectations. At March 31, 2013 and December 31, 2012, the Company's allowance for doubtful accounts was $12,796 and $6,221, respectively.

Property and Equipment

Property and equipment and leasehold improvements are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed over the estimated useful lives of the related assets on a straight-line basis. Furniture and fixtures, computer hardware and purchased software are depreciated over 3 to 7 years. Leasehold improvements are amortized over the life of the lease or the asset, whichever is shorter, generally 7 to 10 years. Upon retirement or other disposition of these assets, the cost and related accumulated depreciation and amortization of these assets are removed from the accounts and the resulting gains and losses are reflected in the results of operations.

Impairment of Long-Lived Assets

The Company accounts for the impairment and disposition of long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment.” The Company tests long-lived assets or asset groups, such as property and equipment, for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant adverse changes in the business climate or legal factors; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed of before the end of its estimated useful life.

Recoverability is assessed based on comparing the carrying amount of the asset to the aggregate pre-tax undiscounted cash flows expected to result from the use and eventual disposal of the asset or asset group. Impairment is recognized when the carrying amount is not recoverable and exceeds the fair value of the asset or asset group. The impairment loss, if any, is measured as the amount by which the carrying amount exceeds fair value, which for this purpose is based upon the discounted projected future cash flows of the asset or asset group.

Share Based Compensation

The Company accounts for stock-based payments to employees in accordance with ASC 718, “Stock Compensation” (“ASC 718”). Stock-based payments to employees include grants of stock that are recognized in the consolidated statement of operations based on their fair values at the date of grant.

The Company accounts for stock-based payments to non-employees in accordance with ASC 718 and AC 505-50, “Equity-Based Payments to Non-Employees,” which requires that such equity instruments are recorded at their fair value on the measurement date, with the measurement of such compensation being subject to periodic adjustment as the underlying equity instruments vest.

Both employee and non-employee grants of stock are fully vested at their respective date of grants. For the three months ended March 31, 2013 and 2012, there was no share-based compensation.

Software Development Costs

Software development costs incurred for software to be sold or otherwise marketed prior to the establishment of technological feasibility are expensed as incurred. The Company defines establishment of technological feasibility as the completion of a working model. Software development costs incurred subsequent to the establishment of technological feasibility through the period of general market availability of the product are capitalized, if material. To date, all software development costs for software to be sold or otherwise marketed have been expensed as incurred. In accordance with ASC 350-40, the Company capitalizes purchase and implementation costs of internal use software. No such costs were capitalized during the periods presented.

Valuation of Derivative Instruments

ASC Topic 814-40 (Formerly SFAS No. 133, "Accounting for derivative instruments and hedging activities"), requires that embedded derivative instruments be bifuricated and assessed, along with free-standing derivative instruments on their issuance date and in accordance with ASC Topic 815-40-15 (formerly EITF 00-19, "Accounting for derivative financial instruments indexed to, and potentially settled in, a company's own stock") to determine whether they should be considered a derivative liability and measured at their fair value for accounting purposes. The Company adjusts its derivative liability to fair value at each balance sheet date, and reflects the change in fair value, in its statement of operations as gain or loss on derivative.

Revenue Recognition

a) Sale of software licenses without Professional Services

The Company recognizes revenues in accordance with ASC Topic 985-605, “Software Revenue Recognition” (“ASC 985-605”).

The Company records revenues from the sale of software licenses when persuasive evidence of an arrangement exists, the software has been delivered, there are no significant uncertainties surrounding product acceptance by the customer, the fees are fixed and determinable, and collection is considered probable. Revenues included in this classification typically include sales of additional software licenses to existing customers and sales of software to the Company’s Resellers (See section h) – Reseller Agreements, below).

The Company assesses whether payment terms are customary or extended in accordance with normal practice relative to the market in which the sale is occurring. The Company’s sales arrangements generally include standard payment terms. These terms effectively relate to all customers, products, and arrangements regardless of customer type, product mix or arrangement size.

If an undelivered element for the arrangement exists under the license arrangement, revenues related to the undelivered element are deferred based on vendor specific objective evidence (“VSOE”) of the fair value of the undelivered element. Often, multiple-element sales arrangements include arrangements where software licenses and the associated post-contract customer support (“PCS”) are sold together. The Company has established VSOE of the fair value of the undelivered PCS element based on the contracted price for renewal PCS included in the original multiple element sales arrangement, as substantiated by contractual terms and the Company’s significant PCS renewal experience, from the Company’s existing customer base.

b) Sale of Software Licenses with Professional Services

In connection with the sale of software with professional services, the Company provides the customer with a solution that is customized or configured to fit the customer’s particular needs and/or our professional services are essential to the functionality of the software. In these arrangements, the software license and professional services do not qualify for separate accounting. Accordingly, we record the revenues of these sales as prescribed by ASC 985-605, in accordance with the contract accounting guidelines in ASC 605-35, “Revenue Recognition: Construction-Type and Production-Type Contracts”, after evaluating for separation of any non-ASC 605-35 elements in accordance with the provisions of ASC 605-25, “Revenue Recognition: Multiple-Element Arrangements,” as updated.The accounting guidelines require that the software license revenue to be recognized together with the professional services based on contract accounting using either the percentage-of-completion or completed-contract method. The Company recognizes revenues for these contracts under the completed contract method, as we believe it is the appropriate method through March 31, 2013.

The fair value of any undelivered elements in multiple-element arrangements in connection with the sales of software licenses with professional services are deferred based upon VSOE.

c) Sale of Software as a Service

Sale of software as a service consists of revenues from arrangements that provide customers the use of the Company’s software applications, as a service, typically billed on a monthly or annual basis. Advance billings of these services are not recorded to the extent that the term of the arrangement has not commenced and payment has not been received. Revenue on these services is recognized ratably over the term of the underlying arrangement.

d) Sale of Software Maintenance Services

Software maintenance services revenues consist of revenues derived from arrangements that provide PCS to the Company’s software license holders. These revenues are recognized ratably over the term of the contract. Advance billings of PCS are not recorded to the extent that the term of the PCS has not commenced and payment has not been received.

e) Sales of Consulting Services

Consulting services consist principally of revenues from consulting, advisory services, training and customer assistance with management and uploading of data into the Company’s applications. When these services are provided on a time and material basis, the Company records the revenue as the services are rendered, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services. Where the services are provided under a fixed priced arrangement, the Company records the revenue on a proportional performance method, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services.

f) Deferred revenues

The Company records deferred revenue primarily related to software maintenance support agreements, when the customer pays for the contract prior to the time the services are performed. Substantially all maintenance agreements have a one-year term that commences immediately following the delivery of the maintained products or on the date of the applicable renewal period.

g) Rights of return and other incentives

The Company does not generally offer rights of return or any other incentives such as concessions, product rotation, or price protection and, therefore, does not provide for or make estimates of rights of return and similar incentives. The Company, from time to time, may discount bundled software sales with PCS services. Such discounts are recorded as a component of the software sale and any revenue related to PCS is deferred over the PCS period based upon appropriate VSOE of fair value.

h) Reseller agreements

The Company executes certain sales contracts through resellers and distributors (collectively, “Resellers”). The Company recognizes revenues relating to sales through Resellers when all the recognition criteria have been met—in other words, persuasive evidence of an arrangement exists, delivery has occurred the fee is fixed and determinable, and collectability is probable. In addition, the Company assesses the credit-worthiness of each Reseller, and if the Reseller is undercapitalized or in financial difficulty, any revenues expected to emanate from such Resellers are deferred and recognized only when cash is received and all other revenue recognition criteria are met.

Advertising

The Company expenses the cost of advertising as incurred. Advertising expense for the three months ended March 31, 2013 and 2012 amounted to approximately $3,374 and $29,410, respectively.

5.	Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses. Actual results could differ from estimated amounts.

Significant estimates and assumptions include valuation allowance related to receivables, the recoverability of long-term assets, depreciable lives of property and equipment, deferred taxes and related valuation allowances. The Company’s management monitors these risks and assesses its business and financial risks on a quarterly basis.

Concentrations of Credit Risk

The Company maintains its cash with high credit quality financial institutions. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation insurance limit.

The number of customers that comprise the Company’s customer base, along with the different industries, governmental entities and geographic regions, in which the Company’s customers operate, limits concentrations of credit risk with respect to accounts receivable. The Company does not generally require collateral or other security to support customer receivables; however, the Company may require its customers to provide retainers, up-front deposits or irrevocable letters-of-credit when considered necessary to mitigate credit risk. The Company has established an allowance for doubtful accounts based upon facts surrounding the credit risk of specific customers and past collections history. Credit losses have been within management’s expectations. At December 31, 2012 and December 31, 2011, the Company allowances for doubtful accounts were $6,221 and $16,175, respectively.

Property and Equipment

Property and equipment and leasehold improvements are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed over the estimated useful lives of the related assets on a straight-line basis. Furniture and fixtures, computer hardware and purchased software are depreciated over 3 to 7 years. Leasehold improvements are amortized over the life of the lease or the asset, whichever is shorter, generally 7 to 10 years. Upon retirement or other disposition of these assets, the cost and related accumulated depreciation and amortization of these assets are removed from the accounts and the resulting gains and losses are reflected in the results of operations.

Impairment of Long-Lived Assets

The Company accounts for the impairment and disposition of long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment.” The Company tests long-lived assets or asset groups, such as property and equipment, for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable.

Circumstances which could trigger a review include, but are not limited to: significant adverse changes in the business climate or legal factors; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed of before the end of its estimated useful life.

Recoverability is assessed based on comparing the carrying amount of the asset to the aggregate pre-tax undiscounted cash flows expected to result from the use and eventual disposal of the asset or asset group. Impairment is recognized when the carrying amount is not recoverable and exceeds the fair value of the asset or asset group. The impairment loss, if any, is measured as the amount by which the carrying amount exceeds fair value, which for this purpose is based upon the discounted projected future cash flows of the asset or asset group.

Share Based Compensation

The Company accounts for stock-based payments to employees in accordance with ASC 718, “Stock Compensation” (“ASC 718”). Stock-based payments to employees include grants of stock that are recognized in the consolidated statement of operations based on their fair values at the date of grant.

The Company accounts for stock-based payments to non-employees in accordance with ASC 718 and ASC 505-50, “Equity-Based Payments to Non-Employees,” which requires that such equity instruments are recorded at their fair value on the measurement date, with the measurement of such compensation being subject to periodic adjustment as the underlying equity instruments vest.

Both employee and non-employee grants of stock were fully vested at their respective date of grants. For the twelve months ended December 31, 2012 and 2011, the Company recorded share-based compensation to employees of $175,000 and $20,715, respectively. For the twelve months ended December 31, 2012 and 2011, the Company recorded share-based compensation to non-employees of $65,550 and $0.

Software Development Costs

Software development costs for software to be sold or otherwise marketed incurred prior to the establishment of technological feasibility are expensed as incurred. The Company defines establishment of technological feasibility as the completion of a working model. Software development costs incurred subsequent to the establishment of technological feasibility through the period of general market availability of the product are capitalized, if material. To date, all software development costs for software to be sold or otherwise marketed have been expensed as incurred. In accordance with ASC 350-40, the Company capitalizes purchase and implementation costs of internal use software. No such costs were capitalized during the periods presented.

Valuation of Derivative Instruments

ASC Topic 814-40 (Formerly SFAS No. 133, "Accounting for derivative instruments and hedging activities"), requires that embedded derivative instruments be bifurcated and assessed, along with free-standing derivative instruments on their issuance date and in accordance with ASC Topic 815-40-15 (formerly EITF 00-19, "Accounting for derivative financial instruments indexed to, and potentially settled in, a company's own stock") to determine whether they should be considered a derivative liability and measured at their fair value for accounting purposes. The Company adjusts its derivative liability to fair value at each balance sheet date, and reflects the change in fair value, in its statement of operations as gain or loss on derivative.

Revenue Recognition

a) Sale of software licenses without professional services

The Company recognizes revenues in accordance with ASC Topic 985-605, “Software Revenue Recognition” (“ASC 985-605”).

The Company records revenues from the sale of software licenses when persuasive evidence of an arrangement exists, the software has been delivered, there are no significant uncertainties surrounding product acceptance by the customer, the fees are fixed and determinable, and collection is considered probable. Revenues included in this classification typically include sales of additional software licenses to existing customers and sales of software to the Company’s Resellers (See section h) - Reseller Agreements, below.

The Company assesses whether payment terms are customary or extended in accordance with normal practice relative to the market in which the sale is occurring. The Company’s sales arrangements generally include standard payment terms. These terms effectively relate to all customers, products, and arrangements regardless of customer type, product mix or arrangement size.

If an undelivered element for the arrangement exists under the license arrangement, revenues related to the undelivered element are deferred based on Vendor Specific Objective Evidence (“VSOE”) of the fair value of the undelivered element. Often, multiple-element sales arrangements include arrangements where software licenses and the associated post-contract customer support (“PCS”) are sold together. The Company has established VSOE of the fair value of the undelivered PCS element based on the contracted price for renewal PCS included in the original multiple element sales arrangement, as substantiated by contractual terms and the Company’s significant PCS renewal experience, from the Company’s existing customer base.

b) Sale of software licenses with professional services

In connection with the sale of software with professional services, the Company provides the customer with a solution that is customized or configured to fit the customer’s particular needs and/or our professional services are essential to the functionality of the software. In these arrangements, the software license and professional services do not qualify for separate accounting. Accordingly, we record the revenues for these sales as prescribed by ASC 985-605, in accordance with the contract accounting guidelines in ASC topic 605-35 “Revenue Recognition: Construction-Type and Production-Type Contracts” (“ASC 605-35”), after evaluating for separation of any non- ASC 605-35 elements in accordance with the provisions of ASC 605-25, “Revenue Recognition: Multiple-Element Arrangements,” as updated.

The accounting guidelines require that the software license revenue to be recognized together with the professional services based on contract accounting using either the percentage-of-completion or completed-contract method. The Company recognizes revenues for these contracts under the completed contract method as we believe it is the appropriate method through December 31, 2012.

The fair value of any undelivered elements in multiple-element arrangements in connection with the sales of software licenses with substantive modification are deferred based upon VSOE.

c) Sale of Software as a Service

Sale of Software as a Service consists of revenues from arrangements that provide customers the use of the Company’s software applications, as a service, typically billed on a monthly or annual basis. Advance billings of these services are not recorded to the extent that the term of the arrangement has not commenced and payment has not been received. Revenue on these services is recognized ratably over the term of the underlying arrangement.

d) Sale of software maintenance services

Software maintenance services revenues consist of revenues derived from arrangements that provide PCS to the Company’s software license holders. These revenues are recognized ratably over the term of the contract. Advance billings of PCS are not recorded to the extent that the term of the PCS has not commenced and payment has not been received.

e) Sales of consulting services

Consulting services consist principally of revenues from consulting, advisory services, training and customer assistance with management and uploading of data into the Company’s applications. When these services are provided on a time and material basis, the Company records the revenue as the services are rendered, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services. Where the services are provided under a fixed priced arrangement, the Company records the revenue on a proportional performance method, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services.

f) Deferred revenues

The Company records deferred revenue primarily related to software maintenance support agreements, when the customer pays for the contract prior to the time the services are performed. Substantially all maintenance agreements have a one-year term that commences immediately following the delivery of the maintained products or on the date of the applicable renewal period.

g) Rights of return and other incentives

The Company does not generally offer rights of return or any other incentives such as concessions, product rotation, or price protection and, therefore, does not provide for or make estimates of rights of return and similar incentives. The Company, from time to time, may discount bundled software sales with PCS services. Such discounts are recorded as a component of the software sale and any revenue related to PCS is deferred over the PCS period based upon appropriate VSOE of fair value.

h) Reseller agreements

The Company executes certain sales contracts through resellers and distributors (collectively, “Resellers”). The Company recognizes revenues relating to sales through Resellers when all the recognition criteria have been met—in other words, persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable, and collectability is probable. In addition, the Company assesses the credit-worthiness of each Reseller, and if the Reseller is undercapitalized or in financial difficulty, any revenues expected to emanate from such Resellers are deferred and recognized only when cash is received and all other revenue recognition criteria are met.

Advertising

The Company expenses the cost of advertising as incurred. Advertising expense for the twelve months ended December 31, 2012 and 2011 amounted to approximately $67,645 and $19, respectively.

Earnings (Loss) Per Share

Basic earnings per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. The company has outstanding stock options which have not been included in the calculation of diluted net loss per share because to do so would be anit-dilutive. As such, the numerator and the denominator used in computing both basic and diluted net loss per share for each period are the same.

Recent Financial Accounting Standards

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment." This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In February 2013, the FASB issued Accounting Standard Update 2013-02, Comprehensive Income. The update is intended to improve the reporting of reclassifications out of accumulated other comprehensive income by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. The amendment is effective prospectively for reporting periods beginning after December 15, 2012. The Company has not yet determined the impact of the update on their consolidated financial statements.

Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

6. Property and Equipment

Property and equipment are comprised of the following:

	March 31,	December 31,
	2013	2012
Computer hardware and purchased software	$283,954	$281,846
Leasehold improvements	221,666	220,166
Furniture and fixtures	88,322	88,322
	593,942	590,334
Less: accumulated depreciation and amortization	(537,549)	(532,205)
Property and equipment, net	$56,393	$58,129

Total depreciation expense on the Company’s property and equipment for the three months ended March 31, 2013 and 2012 amounted to $5,344 and $6,790, respectively.

6. Property and Equipment

Property and equipment are comprised of the following:

	December 31, 2012	December 31, 2011
Computer hardware and purchased software	$281,846	$241,154
Leasehold improvements	220,166	215,680
Furniture and fixtures	88,322	79,722
Total	590,334	536,556
Less: accumulated depreciation and amortization	(532,205)	(503,785)
Property and equipment, net	$58,129	$32,771

Total depreciation expense on the Company’s property and equipment for the twelve months ended December 31, 2012 and 2011 amounted to $28,420 and $40,437, respectively.

Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

7. Notes Payable

On March 24, 2004, the Company's sole operating subsidiary, Intellinetics, issued a note payable to a bank in the amount of $201,024, bearing a current interest rate of 6.25% per annum (the “Bank Loan”). Monthly principal and interest payments are $3,826 each with the final payment due on April 30, 2014. The note is secured by the personal guarantees of the Company’s founders, as well as a director. The guarantee by the director is secured by the pledge of the directors’ certificate of deposit in the amount of $200,000. In addition, the note is secured by a senior secured interest on all business assets of Intellinetics. The obligation is subject to certain covenants, which require that Intellinetics maintain continuity of operations and which include limitations regarding Intellinetics’ indebtedness. In addition, the bank is a party to an intercreditor agreement involving Authority Loan No. 1 and Authority Loan No. 2 (together, the “Authority Loans”), as discussed and defined below, which provides for cross notifications between the lenders.

On July 17, 2009, the Company's sole operating subsidiary, Intellinetics, issued a note payable to the Ohio State Development Authority in the amount of $1,012,500, with a maturity date of September 1, 2015, bearing interest at a rate of 6.00% per annum (“Authority Loan No. 1”). Pursuant to the terms of the loan, Intellinetics was required to pay only interest through September 30, 2010 and then monthly principal and interest payments of $23,779 through September 30, 2015. The note is secured by a senior secured interest on all business assets financed with loan proceeds, as well as a second secured interest in all business assets. Upon maturity, by acceleration or otherwise, Intellinetics shall pay a loan participation fee of $101,250, which is accounted for as a loan premium, accreted monthly, utilizing the interest method, over the term of the loan. Effective December 31, 2012, Intellinetics and the Ohio State Development Authority entered into a Notice and Acknowledgement of Modification to Payment Schedule relating to Authority Loan No. 1 deferring principal and interest payments for a six month period from December 1, 2012 to May 1, 2013, with the next principal and interest payment due on June 1, 2013. Effective March 12, 2013, Intellinetics and the Ohio State Development Authority entered into another Notice and Acknowledgement of Modification to Payment Schedule relating to Authority Loan No. 1, deferring principal and interest payment until December 31, 2013, with the next principal and interest payment due on January 1, 2014. As of March 31, 2013, the principal amount outstanding under Authority Loan No. 1 was $741,787.

On June 3, 2011, the Company's sole operating subsidiary, Intellinetics, issued a note payable to the Ohio State Development Authority in the amount of $750,000, with a maturity date of August 1, 2018, bearing interest at a rate of 1% per annum for the first 12 months, then interest at rate of 7% per annum for the second 12 months (“Authority Loan No. 2”). Pursuant to the terms of the loan, Intellinetics is not obligated to remit payments of principal until the beginning of the third year of the loan, September 1, 2013. The monthly principal and interest payments, beginning on the third anniversary of the loan origination, are $14,850 and are payable on a monthly basis through July 13, 2017. The note is secured by a senior secured interest on all business assets financed with loan proceeds, as well as a second secured interest in all business assets. Upon maturity, by acceleration or otherwise, Intellinetics shall pay a loan participation fee of $75,000, which is accounted for as a loan premium, accreted monthly utilizing the interest method, over the term of the loan. The interest rate of 1% during the first 12 months of this loan was considered to be below market for that period. The Company further determined that over the life of the loan, the effective interest rate was 5.6% per annum. Accordingly, during the first 12 months of the loan, the Company recorded interest expense at the 5.6% rate per annum. The difference between the interest expense accrual at 5.6% and the stated rate of 1% over the first 12 months is credited to deferred interest. The deferred interest amount that is accumulated over the first 12 months of the loan term will be amortized as a reduction to interest expense over the remaining term of the loan. At March 31, 2013 and December 31, 2012, deferred interest of $52,065 and $41,440, respectively, was reflected within long-term liabilities on the accompanying condensed consolidated balance sheets. Effective December 31, 2012, Intellinetics and the Ohio State Development Authority entered into a Notice and Acknowledgement of Modification to Payment Schedule relating to Authority Loan No. 2 deferring the interest payment for a six month period from December 1, 2012 to May 1, 2013, with the next interest payment due on June 1, 2013. Effective March 12, 2013, Intellinetics and the Ohio State Development Authority entered into another Notice and Acknowledgement of Modification to Payment Schedule, deferring principal and interest payment until December 31, 2013, with the next principal and interest payment due on January 1, 2014. As of March 31, 2013, the principal amount outstanding under Authority Loan No. 2 was $750,000.

The Authority Loans were granted to Intellinetics in connection with the State of Ohio’s economic development programs. The proceeds from these loans were used by Intellinetics to support its efforts in developing software solutions for its customers.

These Authority Loans are subject to certain covenants and reporting requirements. Intellinetics is required to provide quarterly financial information and certain management certifications. Intellinetics is further required to maintain its principal office in the State of Ohio and within three years of the respective loan origination dates of each of the Authority Loans, to have created and/or retained an aggregate of 25 full time jobs in the State of Ohio. Should Intellinetics not have attained these employment levels by the respective dates, then the interest rates on the Authority Loans shall increase to 10% per annum. The Authority Loans are the subject of an intercreditor agreement involving the Bank Loan, which provides for cross notifications between the lenders in an event of a default.

On June 6, 2012, the Company issued a note to an individual for $50,000, bearing interest at 10.0% per annum. All principal and interest is due June 1, 2013.

On August 7, 2012, (the “Effective Date”), the Company issued a $400,000 Promissory Note (the “$400,000 Note”) to a Lender. The Principal Sum due to the Lender shall be prorated based on the consideration actually funded by the Lender, plus an approximate 10% Original Issue Discount (“OID”) that is prorated based on the consideration actually funded by the Lender as well as any other interest or fees, such that the Company is only required to repay the amount funded and the Company is not required to repay any unfunded portion of the $400,000 Note. The $400,000 Note has a maturity date of twelve (12) months from the Effective Date and accrues interest at zero percent. If the $400,000 Note remains outstanding after 90 days, a one-time 5% interest rate will be applied. In addition, the Lender has the right, at any time 90 days after the Effective Date, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest into shares of fully paid and non-assessable shares of common stock of the Company. The Conversion Price is the lesser of $1.50 or 70% of the lowest trade price in the 25 trading days previous to the conversion. The common shares issuable upon conversion of the $400,000 Note have “piggyback” registration rights and must be included in the next registration statement the Company files with the “Securities and Exchange Commission. In the event of default under the $400,000 Note, default interest will accrue at a rate of 18% and the Company will be assessed a significant default penalty. The initial consideration received on August 8, 2012 was $100,000, and the Company has not received any further consideration to date from the Lender. On November 8, 2012, the Company and the Lender entered into an amendment to the $400,000 Note extending the repayment date to 180 days from August 8, 2012 for a fee of 15% added to the $400,000 Note, If the Company repays the $400,000 Note on or before 180 days from August 8, 2012, an additional prepayment fee of 15% shall be added to the outstanding balance of the $400,000 Note such that the total balance due to the Lender would be $154,292. The Company has computed the present value of the amount funded at $109,905 as of December 31, 2012 as a result of its non-interest bearing terms. Additionally, the Company recorded a discount in the amount of $23,252 in connection with the initial valuation of the beneficial conversion feature of the note to be amortized utilizing the interest method of accretion over the expected term of the note. Further, the Company has recognized a derivative liability resulting from the variable change in conversion rate in relation to the change in market price of the Company’s common stock. The Company recognized a loss on derivative during 2012 in the amount of $15,470 and amortization of the debt discount in the amount of $20,864 in connection with the initial valuation of the beneficial conversion feature of the note for the year ended December 31, 2012. As of December 31, 2012, the principal balance, net of discounts, totaled $107,518. Accrued interest included in accounts payable and accrued expenses totaled $23,056. On January 30, 2013, the Company paid off in full, all principal plus fees in the total amount of $154,292. The termination of the option to exercise the beneficial conversion feature resulted in a derivative gain of $15,470 on January 30, 2013. The Company does not have any on-going relationship with the Lender.

On February 15, 2013, the Company converted aggregate amount of debt (principal and interest) in the amount of $489,211 issued by the Company and its sole operating subsidiary, Intellinetics, Inc., to an advisor (as identified in the table below with principal amounts of $131,500, $300,000, and $38,000), (“Alpharion”), into 1,686,935 restricted shares of the Company at a price of $0.29 per share (based on the closing price of Globalwise shares on February 14, 2013, the immediately preceding business day). Prior to the above referenced conversion, pursuant to an assignment and assumption agreement between Intellinetics and the Company dated February 15, 2013, the aggregate amount of debt in the amount of $489,211 held by Intellinetics (the “$489,211 of Intellinetics Debt”) was assigned to Globalwise, with the consent of Alpharion, and Globalwise issued to Alpharion a Globalwise convertible promissory note in the amount of $489,211 (the “489,211 of Globalwise Note”) in exchange for Alpharion discharging the $489,211of Intellinetics Debt. Following the issuance of the $489,211Globalwise Note, on February 15, 2013, pursuant to a satisfaction of note agreement between Globalwise and Alpharion, Alpharion converted such $489,211 Globalwise Note into 1,686,935 restricted shares of Globalwise (the “1,686,935 Globalwise Restricted Share Issuance”), (subject to the applicable holding period restrictions under Rule 144) in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

The table below reflects all notes payable at March 31, 2013 and December 31, 2012, respectively, with the exception of related party notes disclosed in Note 8 - Notes Payable - Related Parties.

	March 31,	December 31,
	2013	2012
Bank Loan, due April 30, 2014	$47,211	$60,986
Authority Loan No. 1, due September 1, 2015	741,787	741,788
Authority Loan No. 2, due August 1, 2018	750,000	750,000
Notes payable to advisor, due March 16, 2013	-	131,500
Note payable to advisor, due July 1, 2013	-	300,000
Note payable due August 6, 2013	-	107,518
Note payable to advisor, due February 8, 2013	-	38,000
Note payable due June 1, 2013	50,000	50,000
Total notes payable	1,588,998	2,179,792
Less current portion	(186,076)	(670,527)
Long-term portion of notes payable	$1,402,922	$1,509,265

Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, as described in this Note 7 are as follows:

For the Twelve-Month Period Ended March 31,	Amount
2014	$186,076
2015	386,669
2016	571,630
2017	151,899
2018	162,880
Thereafter	129,844
Total	$1,588,998

As of March 31, 2013 and December 31, 2012, accrued interest for these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, was $96,827 and $133,894, respectively, and reflected within accounts payable and accrued expenses on the condensed consolidated balance sheets. As of March 31, 2013 and December 31, 2012, accrued loan participation fees were $112, 613 and $104,277, respectively, and reflected within accounts payable and accrued expenses on the condensed consolidated balance sheets. As of March 31, 2013 and December 31, 2012, deferred financing costs were $24,875 and $26,954, respectively, and reflected within other assets on the condensed consolidated balance sheets.

For the three months ended March 31, 2013 and 2012, interest expense, including the amortization of deferred financing costs, accrued loan participation fees, original issue discounts, deferred interest and related fees and the embedded conversion feature was $61,379 and $47,386, respectively.

7.	Notes Payable

On March 24, 2004, the Company issued a note payable to a bank for $201,024, bearing a current interest rate of 6.25% per annum (the “Bank Loan”). Monthly principal and interest payments are $3,826 each with the final payment due on April 30, 2014. The note is secured by the personal guarantees of the Company’s founders, as well as a director. The guarantee by the director is secured by the pledge of the directors’ certificate of deposit in the amount of $200,000. In addition, the note is secured by a senior secured interest on all business assets of the Company. The obligation is subject to certain covenants, which require that the Company maintain continuity of operations and which include limitations regarding the Company’s indebtedness. In addition, the bank is a party to an intercreditor agreement involving Authority Loan No. 1 and Authority Loan No. 2 (together, the “Authority Loans”), as discussed and defined below, which provides for cross notifications between the lenders.

On July 17, 2009, the Company issued a note payable to the Ohio State Development Authority in the amount of $1,012,500, bearing interest at a rate of 6.00% per annum (“Authority Loan No. 1”). This loan was funded to the Company in tranches, with $742,479 received during 2009 and $270,021 received during 2010. Pursuant to the terms of the loan, the Company was required to pay only interest through September 30, 2010 and then monthly principal and interest payments of $23,779 each through September 1, 2015. The note is secured by a senior secured interest on all business assets financed with loan proceeds, as well as a second secured interest in all business assets. Upon maturity, by acceleration or otherwise, the Company shall pay a loan participation fee of $101,250, which is accounted for as a loan premium, accreted monthly, utilizing the interest method, over the term of the loan. See Note 17, Subsequent Events, for modifications to payment of principal and interest under the Authority Loan No. 1.

On February 11, 2011 the Company issued a note payable to an advisor of the company in the amount of $200,000, bearing interest at 5.00% per annum. The principal amount due under the note was increased to $235,000, pursuant to an amendment to the note, dated June 21, 2011. The note was paid in full on July 18, 2011.

On June 3, 2011, the Company issued a note payable to the Ohio State Development Authority in the amount of $750,000, bearing interest at a rate of 1% per annum for the first 12 months, then interest at rate of 7% per annum for the second 12 months (“Authority Loan No. 2”). The Company is not obligated to remit payments of principal until September 1, 2013. The monthly principal and interest payments, beginning on the third anniversary of the loan origination, are $14,860 and are payable on a monthly basis through August 1, 2018. The note is secured by a senior secured interest on all business assets financed with loan proceeds, as well as a second secured interest in all business assets. Upon maturity, by acceleration or otherwise, the Company shall pay a loan participation fee of $75,000, which is accounted for as a loan premium, accreted monthly utilizing the interest method, over the term of the loan. The interest rate of 1% during the first 12 months of this loan was considered to be below market for that period. The Company further determined that over the life of the loan, the effective interest rate was 5.6% per annum. Accordingly, during the first 12 months of the loan, the Company recorded interest expense at the 5.6% rate per annum. The difference between the interest expense accrual at 5.6% and the stated rate of 1% over the first 12 months is credited to deferred interest. The deferred interest amount that is accumulated over the first 12 months of the loan term will be amortized as a reduction to interest expense over the remaining term of the loan. At December 31, 2012 and 2011, deferred interest of $41,440 and $17,063, respectively, was reflected within long-term liabilities on the accompanying consolidated balance sheets. See Note 17, Subsequent Events, for modifications to payment of principal and interest under the Authority Loan No. 2.

The Authority Loans were granted to the Company in connection with the State of Ohio’s economic development programs. The proceeds from these loans were used by the Company to support its efforts in developing software solutions for its customers.

These Authority Loans are subject to certain covenants and reporting requirements. The Company is required to provide quarterly financial information and certain management certifications. The Company was not in compliance with certain covenants for the Authority Loans through December 31, 2011. On February 10, 2012, the Company requested and received a waiver of non-compliance items relating to the Authority Loans. The Company is further required to maintain its principal office in the State of Ohio and within three years of the respective loan origination dates of each of the Authority Loans, to have created and/or retained an aggregate of 25 full time jobs in the State of Ohio. Should the Company not have attained these employment levels by the respective dates, then the interest rates on the Authority Loans shall increase to 10% per annum. The Authority Loans are the subject of an intercreditor agreement involving the Bank Loan, which provides for cross notifications between the lenders in an event of a default.

As of December 31, 2012, the Company, through its sole operating subsidiary, Intellinetics, had issued notes payable to an advisor and shareholder, Alpharion Capital Partners, Inc. (“Alpharion”) totaling $1,101,556 (the” Notes Totaling $1,101,556”). All the Notes totaling $1,101,556 are unsecured and bear interest at 3.25% per annum. Of the Notes Totaling $1,101,556, aggregate amount of notes totaling $472,500 (the “Notes Totaling $472,500”) were issued as of December 31, 2011 and aggregate amount of notes totaling $629,056 (the “Notes Totaling $629,056”) were issued as of December 31, 2012, respectively. On December 31, 2012, of the Notes Totaling $1,101,556, aggregate amount of notes totaling $632,056 were converted to restricted shares of the Company (subject to the applicable holding period restrictions under Rule 144) in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC) as follows:

On December 31, 2012, Intellinetics assigned Note Combination #1 with the consent of Alpharion (the holder of Note Combination #1) in the aggregate principal amount of $118,556 to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Alpharion whereby Alpharion surrendered the Note Combination #1 to Globalwise and discharged the principal amount due under Note Combination #1 in consideration for Globalwise issuing to Alpharion a convertible promissory note in the amount of $118,556 due January 28, 2013 at an interest rate of 3.25%. On December 31, 2012, Alpharion exercised its conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Alpharion 395,186 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

On December 31, 2012, Intellinetics assigned Note Combination #2 with the consent of Alpharion (the holder of Note Combination #2) in the aggregate principal amount of $115,000 to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Alpharion whereby Alpharion surrendered the Note Combination #2 to Globalwise and discharged the principal amount due under Note Combination #2 in consideration for Globalwise issuing to Alpharion a convertible promissory note in the amount of $115,000 due January 15, 2013 at an interest rate of 3.25%. On December 31, 2012, Alpharion exercised its conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Alpharion 383,333 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

On December 31, 2012, Intellinetics assigned Note Combination #4 with the consent of Alpharion (the holder of Note Combination #4) in the aggregate principal amount of $111,500 to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Alpharion whereby Alpharion surrendered the Note Combination #4 to Globalwise and discharged the principal amount due under Note Combination #4 in consideration for Globalwise issuing to Alpharion a convertible promissory note in the amount of $111,500 due January 15, 2013 at an interest rate of 3.25%. On December 31, 2012, Alpharion exercised its conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Alpharion 371,666 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

On December 31, 2012, Intellinetics assigned $19,000 of Note Combination #5 with the consent of Alpharion (the holder of Note Combination #5) to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Alpharion whereby Alpharion surrendered a note in the amount of $19,000 to Globalwise and discharged the principal amount due of $19,000 in consideration for Globalwise issuing to Alpharion a convertible promissory note in the amount of $19,000 due January 15, 2013 at an interest rate of 3.25%. On December 31, 2012, Alpharion exercised its conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Alpharion 63,333 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

On December 31, 2012, Intellinetics assigned Note Combination #6 with the consent of Alpharion (the holder of Note Combination #6) in the aggregate principal amount of $94,000 to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Alpharion whereby Alpharion surrendered the Note Combination #6 to Globalwise and discharged the principal amount due under Note Combination #6 in consideration for Globalwise issuing to Alpharion a convertible promissory note in the amount of $94,000 due January 15, 2013 at an interest rate of 3.25%. On December 31, 2012, Alpharion exercised its conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Alpharion 313,333 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

On December 31, 2012, Intellinetics assigned Alpharion Note #26 with the consent of Alpharion (the holder of Alpharion Note #26) in the aggregate principal amount of $24,000 to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Alpharion whereby Alpharion surrendered the Alpharion Note #26 to Globalwise and discharged the principal amount due under Alpharion Note #26 in consideration for Globalwise issuing to Alpharion a convertible promissory note in the amount of $24,000 due February 11, 2013 at an interest rate of 3.25%. On December 31, 2012, Alpharion exercised its conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Alpharion 80,000 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

On December 31, 2012, Alpharion notified the Company that effective December 28, 2012, Alpharion had assigned previously issued notes between Intellinetics and Alpharion in the aggregate principal amount of $150,000 to Roy Haddix, a Director of Globalwise, On December 31, 2012, Intellinetics assigned aggregate principal amount of $150,000 of notes between Intellinetics and Mr. Haddix, with the consent of Mr. Haddix, to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Mr. Haddix whereby Mr. Haddix surrendered a note in the amount of $150,000 to Globalwise and discharged the principal amount due of $150,000 in consideration for Globalwise issuing to Mr. Haddix a convertible promissory note in the amount of $150,000 due January 15, 2013 at an interest rate of 3.25%. On December 31, 2012, Mr. Haddix exercised his conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Mr. Haddix 500,000 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

The varying amounts of the notes issued to Alpharion remaining at December 31, 2012, and December 31, 2011, were $469,500, and $472,500, respectively.

From January 17, 2012 to February 3, 2012, the Company issued a total of $130,000 in contingently convertible notes to certain of its employees and friends and family of its officers and directors. Of the $130,000 aggregate value of contingently convertible notes issued, $50,000 of these notes was issued to relatives of the Company’s founders and officers (See Note 8 – Notes Payable – Related Parties). Interest was charged on the convertible notes at an interest rate of 10% per annum. Each of the contingently convertible notes was due and payable on June 1, 2012 (“Maturity Date”). On July 20, 2012 the contingently convertible notes, plus accrued interest totaling $6,138 were converted into newly issued shares of the Company’s common stock at the holder’s discretion (subject to a 12-month holding period pursuant to Rule 144 under the Securities Act of 1933, as amended) at $.84 per share, a price equal to a 50% discount to the average closing price of $1.68, the common stock as published on the Over-the-Counter Quote Board during the 90 trading days immediately preceding the Maturity Date.

On June 6, 2012, the Company issued a note to an individual for $50,000, bearing interest at 10.00% per annum. All principal and interest was due on September 4, 2012. On September 4, 2012 the maturity was extended to December 3, 2012. On December 3, 2012 the maturity was extended to March 3, 2013. On March 3, 2013 the maturity was extended to June 1, 2013.

On August 7, 2012, (the “Effective Date”), the Company issued a $400,000 Promissory Note (the “$400,000 Note”) to a Lender. The Principal Sum due to the Lender shall be prorated based on the consideration actually funded by the Lender, plus an approximate 10% Original Issue Discount (“OID”) that is prorated based on the consideration actually funded by the Lender as well as any other interest or fees, such that the Company is only required to repay the amount funded and the Company is not required to repay any unfunded portion of the $400,000 Note. The $400,000 Note has a maturity date of twelve (12) months from the Effective Date and accrues interest at zero percent. If the $400,000 Note remains outstanding after 90 days, a one-time 5% interest rate will be applied. In addition, the Lender has the right, at any time 90 days after the Effective Date, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest into shares of fully paid and non-assessable shares of common stock of the Company. The Conversion Price is the lesser of $1.50 or 70% of the lowest trade price in the 25 trading days previous to the conversion. The common shares issuable upon conversion of the $400,000 Note have “piggyback” registration rights and must be included in the next registration statement the Company files with the “Securities and Exchange Commission. In the event of default under the $400,000 Note, default interest will accrue at a rate of 18% and the Company will be assessed a significant default penalty. The initial consideration received on August 8, 2012 was $100,000, and the Company has not received any further consideration to date from the Lender. On November 8, 2012, the Company and JMJ entered into an amendment to the $400,000 Note extending the repayment date to 180 days from August 8, 2012 for a fee of 15% added to the $400,000 Note, such that the current balance on the $400,000 Note equals the $100,000 consideration plus the $11,111 original issue discount plus the 5% one-time interest charge of $5,556 plus the 15% extension fee of $17,500.00 for a total current balance due of $134,166.66. If the Company repays the $400,000 Note on or before 180 days from August 8, 2012, an additional prepayment fee of 15% shall be added to the outstanding balance of the $400,000 Note such that the total balance due to JMJ would be $154,292. All other terms and conditions of the $400,000 Note remain unchanged. The issuance of the $400,000 Note referred to above (and any shares of common stock underlying them) is made in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended. The Company has computed the present value of the amount funded at $109,905 as a result of its non-interest bearing terms. Additionally, the Company recorded a discount in the amount of $23,252 in connection with the initial valuation of the beneficial conversion feature of the note to be amortized utilizing the interest method of accretion over the expected term of the note. Further, the Company has recognized a derivative liability resulting from the variable change in conversion rate in relation to the change in market price of the Company's common stock. The Company recognized a loss on derivative in the amount of $15,470 and recorded amortization of the debt discount in the amount of $20,865 in connection with the initial valuation of the beneficial conversion feature of the note for the year ended December 31, 2012. As of December 31, 2012, the principal balance, net of discounts, totaled $107,518. Accrued interest included in accounts payable and accrued expenses totaled $23,056. See Note 17, Subsequent Events, for pay-off and settlement of the $400,000 Note, subsequent to December 31, 2012.

The table below reflects all notes payable at December 31, 2012 and December 31, 2011, respectively, with the exception of the Note 8 - Notes Payable - Related Parties.

	December 31, 2012	December 31, 2011
Bank Loan, due April 30, 2014	$60,986	$98,122
Authority Loan No. 1, due September 1, 2015	741,788	956,071
Authority Loan No. 2, due August 1, 2018	750,000	750,000
Notes payable to advisor, Alpharion, due March 16, 2013	131,500	172,500
Note payable to advisor, Alpharion, due July 1, 2013	300,000	300,000
Note payable due August 6, 2013	107,518	-
Note payable to advisor, Alpharion, due February 8, 2013	38,000	-
Note payable, due June 1, 2013	50,000	-
Total Notes Payable	2,179,792	2,276,693
Less current portion	(670,527)	(747,778)
Long-term portion of notes payable	$1,509,265	$1,528,915

See Note 17, Subsequent Events, for details on (1) conversion of each of the Alpharion notes in the table above to restricted common shares of the Company, and (2) modification to payment terms of the Authority Loan No. 1 and Authority Loan No. 2, listed above, subsequent to December 31, 2012.

Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable -

Related Parties, as described in this Note 7 are as follows:

For the Twelve-Month Period Ended December 31,	Amount
2013	$670,527
2014	394,871
2015	633,423
2016	149,272
2017	160,063
thereafter	171,636

Total	$2,179,792

As of December 31, 2012 and December 31, 2011, accrued interest for these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, was $133,894 and $69,930, respectively, and was reflected within accounts payable and accrued expenses on the consolidated balance sheets. As of December 31, 2012 and December 31, 2011, accrued loan participation fees were $104,277 and $66,682, respectively, and reflected within accounts payable and accrued expenses on the consolidated balance sheets. As of December 31, 2012 and December 31, 2011, deferred financing costs were $26,954 and $36,119, respectively, and were reflected within other assets on the consolidated balance sheets.

With respect to all notes outstanding (other than the notes to related parties), for the twelve months ended December 31, 2012 and 2011, interest expense, including the amortization of deferred financing costs, accrued loan participation fees, original issue discounts, deferred interest and related fees and the embedded conversion feature was $255,192 and $154,121, respectively.

See Note 17 – Subsequent Event for details on (1) conversion of each of the Alpharion notes to restricted common shares of the Company, (2) modification to payment terms of the Authority Loan No. 1 and Authority Loan No. 2, and (3) pay-off and settlement of the $400,000 Loan, subsequent to December 31, 2012.

Notes Payable - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

8. Notes Payable - Related Parties

On March 29, 2012, the Company issued an unsecured note payable to Ramon Shealy ("Mr. Shealy"), a then director of the Company, who subsequently resigned from the Board of Directors on December 17, 2012, for personal reasons, in the amount of $238,000, bearing interest at a rate of 10% for the term of the note. All principal and interest was due and payable on June 27, 2012, but was later extended to November 24, 2012. On April 16, 2012, the Company issued a note payable to Mr. Shealy, in the amount of $12,000, bearing interest at a rate of 10% per quarter. All principal and interest was due on July 15, 2012, but was later extended to November 12, 2012. On November 24, 2012 the $238,000 Shealy Note and the $12,000 Shealy Note were combined into a $250,000 promissory note, under the same terms, with a maturity date of January 1, 2014. On March 13, 2013 the Company paid $100,000 of the principal amount of the $250,000 promissory note to Mr. Shealy. As of March 31, 2013, the $250,000 promissory note issued to Mr. Shealy had a principal balance of $150,000.

On June 20, 2012, the Company issued an unsecured promissory note payable to a relative of the Company’s Founders, in the amount of $14,000, due July 1, 2014 and bearing interest at 5% per annum, with the principal and interest to be paid on maturity (the “$14,000 Jackie Chretien Note”). On March 5, 2013 the Company paid off in full, all principal of the $14,000 Jackie Chretien Note, and all accrued interest through December 31, 2012, in the amount of $493. Additionally on March 5, 2013, the Company paid accrued interest in the amount of $9,014 to Jackie Chretien relating to an $80,000 promissory note issued by the Company to Jackie Chretien on March 2, 2009.

On July 16, 2012, the Company issued an unsecured note payable to a shareholder, Mr. Haddix (who on December 13, 2012 became a member of the Board of Directors of the Company and subsequently resigned from the Board on April 2, 2013 for health reasons), in the amount of $95,000, due 45 days from the date of issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity (the “$95,000 Haddix Note”). The maturity was extended to January 15, 2013. On January 14, 2013 the Company entered into a satisfaction of note agreement with Mr. Haddix whereby Mr. Haddix surrendered the note to the Company and discharged the principal amount due under the Note in consideration for the Company issuing to Mr. Haddix a convertible promissory note in the amount of $95,000 plus accrued interest of $4,659 (for a total of $99,659) due January 1, 2014. On January 15, 2013 Mr. Haddix exercised his conversion rights under the convertible promissory note and surrendered the convertible promissory note to the Company. The company issued to Mr. Haddix 311,434 restricted common shares, $.001 par value, at $0.32 per share (based on the closing price on the immediately preceding business day).

The table below reflects Notes payable due to related parties at March 31, 2013 and December 31, 2012, respectively:

	March 31,	December 31,
	2013	2012
The $95,000 Haddix Note	$-	$95,000
The $14,000 Jackie Chretien Note	-	14,000
Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest is due on January 1, 2014.	$105,415	105,415
The $250,000 Shealy Note	150,000	250,000
Total notes payable - related party	$255,415	$464,415
Less current portion	(255,415)	(95,000)
Long-term portion of notes payable-related party	$-	$369,415

Future minimum principal payments of these notes payable as described in this Note 8 are as follows:

For the Twelve Months Ended March 31,	Amount
2014	$255,415
Total	$255,415

As of March 31, 2013 and December 31, 2012, accrued interest for these notes payable to related parties amounted to $54,927 and $72,033, respectively. Of these amounts, $4,927 and $0, respectively, is reflected within accrued expenses, related parties, and 0 and $72,033, respectively, is reflected within other long-term liabilities-related parties, on the condensed consolidated balance sheets.

For the three months ended March 31, 2013 and 2012, interest expense in connection with notes payable – related parties was $5,223 and $5,722, respectively.

8. Notes Payable - Related Parties

On March 29, 2012, the Company issued an unsecured note payable to Ramon Shealy ("Mr. Shealy"), a then director (who subsequently resigned) of the Company, in the amount of $238,000, bearing interest at a rate of 10% for the term of the note (the “$238,000 Shealy Note”). All principal and interest was due and payable on June 27, 2012. On June 27, 2012, the maturity was extended to August 27, 2012. On August 27, 2012 the maturity was extended to October 25, 2012. On October 24, 2012 the maturity was extended to November 24, 2012 (see below for further extension of the $238,000 Shealy Note). On April 16, 2012, the Company issued a note payable to Mr. Shealy, in the amount of $12,000, bearing interest at a rate of 10% per quarter (the “$12,000 Shealy Note”). All principal and interest was due on July 15, 2012. On July 12, 2012 the maturity was extended to September 13, 2012. On August 27, 2012 the maturity was extended to November 12, 2012. On November 11, 2012 the maturity was extended to November 24, 2012. On November 24, 2012 the $238,000 Shealy Note and the $12,000 Shealy Note were combined into a $250,000 promissory note, under the same terms, with a maturity date of January 1, 2014 (the $250,000 Shealy Note”).

On June 20, 2012, the Company issued an unsecured promissory note payable to a relative of the Company’s Founders, in the amount of $14,000, due July 1, 2014 and bearing interest at 5% per annum, with the principal and interest to be paid on maturity (the “$14,000 Jackie Chretien Note”). See Note 17, Subsequent Events, for pay-off of the $14,000 Jackie Chretien Note subsequent to December 31, 2012.

On July 16, 2012, the Company issued an unsecured note payable to a shareholder, Mr. Haddix (who on December 13, 2012 became a member of the Board of Directors of the Company), in the amount of $95,000, due 45 days from the date of issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity (the “$95,000 Haddix Note”). On August 29, 2012 the maturity was extended to November 16, 2012. On November 16, 2012, the maturity was extended to December 16, 2012. On December 14, 2012 the maturity was extended to January 15, 2013.All other provisions of the promissory note were unchanged. See Note 17, Subsequent Events, for conversion of the $95,000 Haddix Note to restricted common shares of the Company subsequent to December 31, 2012.

On July 20, 2012, the Company issued an unsecured note payable to the Mr. Haddix in the amount of $25,000, due 45 days from the date of the issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity (the $25,000 Haddix Note”). On August 29, 2012 the maturity was extended to November 16, 2012. On November 16, 2012 the maturity for the note was extended to December 14, 2012. On December 14, 2012 the maturity for the note was extended to January 15, 2013.-. See Note 17, Subsequent Events, for conversion of the $25,000 Haddix Note to restricted common shares of the Company subsequent to December 31, 2012

On February 22, 2001, the Company, Intellinetics, issued an unsecured promissory note to a relative, Dr. Love, of the Company’s Founders, in the amount of $199,537, bearing interest at a rate of 8.65% per annum (the $199,537 Dr. Love Note”). From time to time, the Company has paid $42,245 on the principal amount of the $199,537 Dr. Love Note. The Company owed the relative $157,292 of the principal amount in addition to $130,279 of accrued interest, for an aggregate total of $287,571 (principal and interest). On December 31, 2012, Intellinetics assigned the aggregate amount of $287,571 (principal and accrued interest) of the $199,537 Dr. Love Note between Intellinetics and Dr. Love to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Dr. Love whereby Dr. Love surrendered a note with an outstanding amount of $157,292 and accrued interest in the amount of $130,279 (for an aggregate total of $287,571) to Globalwise and discharged the principal and accrued interest in the amount of $287,571 in consideration for Globalwise issuing to Dr. Love a convertible promissory note in the amount of $287,571 due January 1, 2014 at an interest rate of 8.65%. On December 31, 2012, Dr. Love exercised his conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Dr. Love 958,570 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day) (subject to the applicable holding period restrictions under Rule 144) in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

Notes payable due to related parties consist of the following:

	December 31, 2012	December 31, 2011
The $199,537 Dr. Love Note	$-	$$157,292
The $95,000 Haddix Note	95,000	-
Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014	105,415	105,415
The $14,000 Jackie Chretien Note	14,000	-
The $250,000 Shealy Note	250,000	-
Total notes payable - related party	$464,415	$262,707
Less current portion	(95,000)	-
Long-term portion of notes payable-related party	$369,415	$262,707

See Note 17, Subsequent Events, for conversion of the $95,000 Haddix Note to restricted common stock, and the $14,000 Jackie Chretien Note, subsequent to December 31, 2012.

Future minimum principal payments of these notes payable as described in this Note 8 - Related Parties are as follows:

For the Twelve Months Ended	December 31,
2013	$95,000
2014	369,415
Total	$464,415

As of December 31, 2012 and December 31, 2011, accrued interest for these notes payable-related parties amounted to $72,033 and $157,859, respectively. Of these amounts, $4,373 and $0, respectively, is reflected within accrued expenses, related parties, and $72,033 and $157,859, respectively, is reflected within other long-term liabilities-related parties on the consolidated balance sheets.

For the twelve months ended December 31, 2012 and 2011, interest expense in connection with notes payable – related parties was $43,755 and $20,460, respectively.

Deferred Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Compensation Related Costs [Abstract]
Compensation Related Costs, General [Text Block]

9. Deferred Compensation

Deferred compensation consists of accumulated compensation earned by the Company’s two founders, President and Chief Executive Officer, and Chief Financial Officer and not paid as of March 31, 2013 and December 31, 2012. Pursuant to the Company’s employment agreements with the founders, the Company has agreed to pay deferred compensation totaling $215,012 in cash to these founders on March 31, 2015. All other deferred compensation will be paid during 2013.

9.	Deferred Compensation

Deferred compensation of $309,740 and $215,011 consists of accumulated compensation earned by the Company’s two founders, the President and CEO, CFO and certain other employees not paid as of December 31, 2012 and December 31, 2011, respectively.

Pursuant to the Company’s employment agreements with the two founders, the Company has agreed to pay deferred compensation totaling $215,011 at December 31, 2012 in cash to the two founders in 2015.

Shares Subject to Mandatory Redemption	12 Months Ended
Dec. 31, 2012
Temporary Equity Disclosure [Abstract]
Temporary Equity [Table Text Block]
10.	Shares Subject to Mandatory Redemption

As described in Note 13 – Excess of Liabilities over Assets (deficit), Intellinetics and its stockholders entered into an agreement dated January 1, 2000, providing for the mandatory redemption of outstanding shares upon the death of any such stockholder at approximately $0.02 per common share. On November 30, 2011, Intellinetics and its stockholders executed an amended stockholder agreement (“Amended Stockholder Agreement”) by which the price for the re-purchase of shares for repurchases after November 30, 2011, was reduced to approximately $0.004 per common share, or a redemption obligation of $111,235. The Amended Stockholder Agreement was entered into between Intellinetics and all of its stockholders, effective upon each of their respective acquisitions of shares. Accordingly, all of Intellinetics outstanding shares were subject to repurchase under the terms of this agreement. The Company accounted for these shares in accordance with ASC 480, “Mandatorily Redeemable Financial Instruments” and had presented the associated mandatory redemption obligation as Shares Subject to Mandatory Redemption in the liabilities section of the accompanying consolidated balance sheets, at December 31, 2011.

In connection with the Share Exchange, on February 10, 2012, the Amended Stockholder Agreement was terminated. Accordingly, on February 10, 2012, the redemption obligation of $111,235 was reversed and credited to accumulated deficit. The Company determined that the fair value of the redemption obligation at February 10, 2012, immediately prior to the reversal, was $111,235.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

10. Commitments and Contingencies

Employment Agreements

The Company has entered into employment agreements with four of its key executives. Under their respective agreements, the executives serve at will and are bound by typical confidentiality, non-solicitation and non-competition provisions.

Operating Leases

On January 1, 2010, the Company entered into an agreement to lease 6,000 rentable square feet of office space in Columbus, Ohio at a monthly rent of $3,375. The lease commenced on January 1, 2010 and, pursuant to a lease extension dated February 21, 2012, the lease expires on December 31, 2014. The Company has no other leases.

Future minimum lease payments under this operating lease are as follows:

For the Twelve Months Ended March31,	Amount
2014	$40,500
2015	30,375
2016	-
Total	$70,875

Rent expense charged to operations for the three months ended March 31, 2013 and 2012 amounted to $10,125.

11.	Commitments and Contingencies

Employment Agreements

The Company has entered into employment agreements with four of its key executives. Under their respective agreements, the executives serve at will and are bound by typical confidentiality, non-solicitation and non-competition provisions.

Operating Leases

On January 1, 2010, the Company entered into an agreement to lease 6,000 rentable square feet of office space in Columbus, Ohio at a monthly rent of $3,375. The lease commenced on January 1, 2010 and, pursuant to a lease extension dated February 21, 2012, the lease expires on December 31, 2014. The Company has no other leases.

Future minimum lease payments under this operating lease are as follows:

For the Twelve Months Ended	December 31,
2013	$40,500
2014	40,500
2015	0
Total	$81,000

Rent expense charged to operations for the twelve months ended December 31, 2012 and 2011 amounted to $40,500 and $40,500, respectively.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

11. Stockholders’ Equity

Description of Authorized Capital

The Company is authorized to issue up to 50,000,000 shares of common stock with $0.001 par value. The holders of the Company’s common stock are entitled to one vote per share. The holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. However, the current policy of the Board of Directors is to retain earnings, if any, for the operation and expansion of the business. Upon liquidation, dissolution or winding-up of the Company, the holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution.

Sales of Unregistered Securities

On February 28, 2013 and March 6, 2013, the Company, entered into a securities purchase agreement (the ”Purchase Agreement”) with certain accredited investors, pursuant to which it sold an aggregate of 15,000,000 shares of the Company’s common stock, par value, $0.001 per share (“Common Stock”) at a purchase price of $0.20 per share, for aggregate cash proceeds of $2,650,000 and the exchange of $350,000 in previously issued convertible promissory notes issued between January 28, 2013 and February 7, 2013 to certain investors associated with the Placement Agent (the “Offering”). The Company intends to use the net proceeds of the Offering for working capital and general corporate purposes, including without limitation, debt reduction purposes. The Company retained Taglich Brothers, Inc. (the “Placement Agent”) as the exclusive placement agent for the Offering. In connection with the Offering, the Company paid the Placement Agent a cash payment of $268,979, which represented an 8% commission of the gross proceeds and approximately $28,979 for reimbursement for reasonable out of pocket expenses, FINRA filing fees and related legal fees. In addition, the Placement Agent earned warrants to purchase 1,500,000 shares of Common Stock, which represented 10% of the shares of Common Stock sold in the Offering (the “Placement Agent Warrants”), which have an exercise price of $0.24 per share of Common Stock, will be exercisable for a period of four years, contain customary cashless exercise and anti-dilution protection and are entitled to registration rights. Pursuant to the Purchase Agreement, the Company agreed to (a) file a registration statement (the “Registration Statement”) with the SEC no later than May 29, 2013 covering the re-sale of the Common Stock shares sold in the Offering and the Common Stock shares issuable upon exercise of the Placement Agent Warrants. The Company also agreed to use commercially reasonable efforts to have the Registration Statement become effective as soon as possible after filing (and in any event within 90 days of the filing of such Registration Statement). The shares of Common Stock sold in the Offering were not registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state, and were offered and sold in reliance on the exemption from registration afforded by Section 4(2) and Regulation D (Rule 506) under the Securities Act and corresponding provisions of state securities laws, which exempt transactions by an issuer not involving any public offering. The investors are “accredited investors” as such term is defined in Regulation D promulgated under the Securities Act.

Shares Issued and Outstanding and Shares Reserved for Exercise of Warrants

As of March 6, 2013, upon the issuance of the shares of Common Stock in the Offering described above, the Company has 47,362,047 shares of Common Stock issued and outstanding; and 1,848,214 shares reserved for issuance upon the exercise of outstanding warrants.

Assignment and Assumption of Notes, Conversion of Notes to Convertible Promissory Notes, and Conversion of Convertible Promissory Notes to Restricted Common Stock

On February 15, 2013, the Company converted aggregate amount of debt (principal and interest) in the amount of $489,211 issued by the Company and its sole operating subsidiary, Intellinetics, Inc., to Alpharion Capital Partners, Inc. (“Alpharion”) into 1,686,935 restricted shares of the Company at a price of $0.29 per share (based on the closing price of Globalwise shares on February 14, 2013, the immediately preceding business day). Prior to the above referenced conversion, pursuant to an assignment and assumption agreement between Intellinetics and the Company dated February 15, 2013, the aggregate amount of debt in the amount of $489,211 held by Intellinetics (the “$489,211 of Intellinetics Debt”) was assigned to Globalwise, with the consent of Alpharion, and Globalwise issued to Alpharion a Globalwise convertible promissory note in the amount of $489,211 (the “489,211 of Globalwise Note”) in exchange for Alpharion discharging the $489,211 of Intellinetics Debt. Following the issuance of the $489,211 Globalwise Note, on February 15, 2013, pursuant to a satisfaction of note agreement between Globalwise and Alpharion, Alpharion converted such $489,211 Globalwise Note into 1,686,935 restricted shares of Globalwise (the “1,686,935 Globalwise Restricted Share Issuance”), (subject to the applicable holding period restrictions under Rule 144) in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

On July 16, 2012, the Company issued an unsecured note payable to a shareholder, Mr. Haddix (who on December 13, 2012 became a member of the Board of Directors of the Company, and subsequently resigned from the Board on April 2, 2013 for health reasons), in the amount of $95,000, due 45 days from the date of issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity (the “$95,000 Haddix Note”). On August 29, 2012, the maturity was extended to November 16, 2012. On November 16, 2012, the maturity was extended to December 16, 2012. On December 14, 2012 the maturity was extended to January 15, 2013. All other provisions of the promissory note were unchanged. On January 14, 2013, Globalwise entered into a satisfaction of note agreement with Mr. Haddix whereby Mr. Haddix surrendered the $95,000 Haddix Note and accrued interest in the amount of $4,659 (for a total of $99,659) to Globalwise and discharged the principal and accrued interest in the amount of $99,659 in consideration for Globalwise issuing to Mr. Haddix a convertible promissory note in the amount of $99,659 due February 15, 2013 at an interest rate of 10%. On January 14, 2013, Mr. Haddix exercised his conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Mr. Haddix 311,434 restricted common shares, $0.001 par value, at $0.32 per share (based on the closing price on the immediately preceding business day) (subject to the applicable holding period restrictions under Rule 144) in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

Return to Treasury of Shares and Issuance of Contingent Warrants

On February 15, 2013, the Company and A. Michael Chretien, a member of the Board of Directors of the Company, entered into a return to treasury agreement dated February 15, 2013, whereby A. Michael Chretien returned 3,500,000 shares of common stock of the Company, par value $0.001 per share to the Company. As consideration for A. Michael Chretien returning to treasury 3,500,000 shares of Common Stock he owns, the Company issued a four-year warrant to A. Michael Chretien with a right to purchase 3,500,000 shares of Common Stock at $0.001 per share within four-years of the shareholders of the Company increasing the number of authorized shares of Common Stock of the Company (the “A. Michael Chretien Warrant”), with piggyback registration rights. The A. Michael Chretien Warrant has a right of first refusal for A. Michael Chretien to exercise up to 3,500,000 shares prior to the Company issuing shares of Common Stock in any transaction. The Company issued the A. Michael Chretien Warrant in reliance on an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

On February 15, 2013, the Company and Matthew Chretien, a member of the Board of Directors of the Company, entered into a return to treasury agreement dated February 15, 2013, whereby Matthew Chretien returned 3,500,000 shares of common stock of the Company, par value $0.001 per share to the Company. As consideration for Matthew Chretien returning to treasury 3,500,000 shares of Common Stock he owns, the Company issued a four-year warrant to Matthew Chretien with a right to purchase 3,500,000 shares of Common Stock at $0.001 per share within four-years of the shareholders of the Company increasing the number of authorized shares of Common Stock of the Company (the “Matthew Chretien Warrant”), with piggyback registration rights. The Matthew Chretien Warrant has a right of first refusal to exercise up to 3,500,000 shares prior to the Company issuing shares of Common Stock in any transaction, other than pursuant to the A. Michael Chretien Warrant. The Company issued the Matthew Chretien Warrant in reliance on an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

Settlement Agreement Between the Company and a Service Provider

On February 8, 2013, Globalwise and a service provider reached an agreement to settle outstanding accounts payable in the amount of $262,000 for the issuance of 873,333 restricted shares of common stock of the Company to the service provider (the “873,333 Restricted Shares”) (with piggyback registration rights), a lump sum payment of $50,000, and mutual release and generally for the discharge of all past, present and future claims against each other (the “Settlement Agreement”). The Company issued the 873,333 Restricted Shares in reliance on an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

Issuance and Conversion of Convertible Notes

Between January 28, 2013 and February 7, 2013, the Company issued six convertible promissory notes in an aggregate amount of $350,000 (the “Notes in an Aggregate Amount of $350,000”) to six accredited investors who are associated with each other (the six accredited investors collectively referred to as the “$350,000 Investors”). The Company received proceeds in an aggregate amount of $350,000, with the final payment being received by the Company on February 7, 2013. The terms of the Notes in an Aggregate Amount of $350,000 provide for maturity on July 31, 2013 (the “Maturity Date”) and provide for zero percent interest until maturity. The $350,000 Investors received warrants to purchase an aggregate amount of 262,500 common shares (par value $0.001 per share) at $0.28 per share (the “Investor Warrants”). The $350,000 Investors have a right, at their sole discretion, to convert the notes into equity under certain circumstances. Under its terms, if the Notes in the Amount of $350,000 are not paid off by the Company by the Maturity Date or converted in to equity at the election of the $350,000 Investors prior to the Maturity Date, the notes accrue interest in the amount of 15% from the Maturity Date until the notes are paid in full. The Company used the proceeds to pay off the $400,000 Note (as described in Note 7), to settle other accounts, for working capital and for general corporate purposes. On February 28, 2013, the $350,000 Investors converted the notes into equity in the Offering disclosed above.

12.	Stockholders’ Equity

Description of Authorized Capital

The Company is authorized to issue up to 50,000,000 shares of common stock with $0.001 par value. The holders of the Company’s common stock are entitled to one vote per share. The holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. However, the current policy of the Board of Directors is to retain earnings, if any, for the operation and expansion of the business. Upon liquidation, dissolution or winding-up of the Company, the holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution. For an update on shares issued and outstanding subsequent to December 31, 2012, see Note 17, Subsequent Events.

Stock Grants

In August 2012, the Company granted 250,000 shares of restricted common stock to an employee and 20,000 shares to a vendor for professional services provided. The share were immediately vested at date of grant and valued at the fair value of the Company's closing stock price on date of grant of $0.70 and $1.59, respectively. On October 21, 2012, the Company granted 75,000 shares of restricted common stock to a vendor for professional services. The shares were immediately vested at date of grant and valued at the fair value of the Company’s closing stock price on date of grant of $0.45. For the twelve months ended December 31, 2012 a non-cash charge of $229,300 was recognized in the statement of operations for these stock grants with the remaining $11,250 to be amortized over the remaining life of the contract.

Stock Issued for Convertible Debt

On July 20, 2012 the Company issued 162,063 shares of restricted common stock at $.84 per share, a price equal to a 50% discount to the average closing price of $1.68, the common stock price as published on the Over-the-Counter Quote Board, for contingently convertible notes and accrued interest totaling $136,138, that were issued to certain of its employees and friends and family of its officers and directors as discussed in Note 7, Notes Payable above.

On December 31, 2012, the Company issued 2,106,853 shares of restricted common stock at $.30 per share for Convertible Promissory Notes of $632,056 as disclosed in Note 8, Notes Payable – Related Parties above.

On December 31, 2012, the Company issued 87,009 shares of restricted common stock at $.30 per share for Convertible Notes and accrued interest totaling $26,103 as disclosed in Note 8, Notes Payable – Related Parties above.

On December 31, 2012, the Company issued 958,570 shares of restricted common stock at $.30 per share for a related party Convertible Note and accrued interest totaling $287,571.

Stock Sales

On November 26, 2012, Mr. Haddix (a current member of the Board of Directors of the Company) invested $60,000 in the Company and the Company issued to Mr. Haddix 240,000 restricted common shares of the Company, $0.001 par value, based on the closing price on November 26, 2012 of $0.25 per shares and three year warrants to purchase 85,714 common shares of the Company, $0.001 par value at $0.70 per common share. .

Excess of Liabilities over Assets (Deficit)	12 Months Ended
Dec. 31, 2012
Excess Of Liabilities Over Assets (Deficit) [Abstract]
Excess of Liabilities Over Assets (Deficit) [Text Block]
13.	Excess of Liabilities over Assets (Deficit)

As of December 31, 2011, the holders of common stock of Intellinetics were bound by the terms of the Amended Stockholder Agreement which principally restricted sales of Intellinetics common stock to outside third parties, unless otherwise approved by the controlling stockholders. Pursuant to the Amended Stockholder Agreement, upon the death, disability or retirement of a stockholder, the stockholder or the stockholder’s estate had the right to require Intellinetics to purchase all of his or her shares in Intellinetics, and Intellinetics had the right to purchase all or any portion of the stockholder’s shares at approximately $0.004 per common share. At December 31, 2011, Intellinetics had presented the redemption amounts due upon death or disability of any such stockholder as Shares Subject to Mandatory Redemption in the liabilities section of the accompanying consolidated balance sheets. The Amended Stockholder Agreement was terminated upon the Closing Date of the Share Exchange (See Note 10 – Shares Subject to Mandatory Redemption). Accordingly, effective on the Closing Date, the amount in “excess of liabilities over assets (deficit)” was reclassified into the separate components of common stock, additional paid in capital (deficit), due from stockholders and accumulated deficit, and reported thereupon, in the consolidated balance sheets at December 31, 2012.

The components of the excess of liabilities over assets (deficit) as of December 31, 2011, were as follows:

	Common Stock, no par value		Additional Paid-In Capital	Due From Stockholders	Accumulated Deficit	Total
	Shares	Amount
Balance, December 31, 2011	28,034,850	$—	$(20,384)	$(5,600)	$(3,794,410)	$(3,820,394)

See Note 17, Subsequent Events, for information on return to treasury of 3,500,000 shares by each of A. Michael Chretien, and Matthew L. Chretien (both members of the Board of Directors of the Company), for an aggregate total of 7,000,000 shares returned to treasury; and the issuance of warrants to each of A. Michael Chretien and Matthew L. Chretien to purchase 3,500,000 shares of the Company upon the occurrence of certain events.

Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

12. Concentrations

Revenues from the Company’s services to a limited number of customers have accounted for a substantial percentage of the Company’s total revenues. For the three months ended March 31, 2013, the Company’s two largest customers, Tiburon, Inc. (“Tiburon”), and Muratec America, Inc. (“Muratec”), which are both Resellers, accounted for 11% and 10%, respectively, of the Company’s revenue for that period. For the three months ended March 31, 2012, the Company’s two largest customers, Tiburon, Inc. (“Tiburon”) and Lexmark International, Inc. (“Lexmark”), which are both Resellers, accounted for approximately 17% and 14%, respectively, of the Company’s revenue for that period.

For the three months ended March 31, 2013 and 2012, government contracts represented approximately 45% and 41% of the Company’s net revenues, respectively. A significant portion of the Company’s sales to Tiburon and Lexmark represent ultimate sales to government agencies.

As of March 31, 2013, accounts receivable concentrations from the Company’s two largest customers were 10% and 8% of gross accounts receivable, respectively, and as of March 31, 2013, accounts receivable concentrations from the Company’s two largest customers were 22% and 0% of gross accounts receivable, respectively. Accounts receivable balances from the Company’s two largest customers at March 31, 2013 have since been partially collected.

14.	Concentration

Revenues from the Company’s services to a limited number of customers have accounted for a substantial percentage of the Company’s total revenues. For the twelve months ended December 31, 2012, the Company’s two largest customers, FormFast, Inc. (“FormFast”) and Tiburon, Inc. (“Tiburon”), which are both Resellers, accounted for approximately 16% and 12%, respectively, of the Company’s revenues for that period. For the twelve months ended December 31, 2011, the Company’s two largest customer, Careworks ("CareWorks", and Ohio Office of Budget Management ("OBM"), accounted for approximately 11% and 10% of the Company’s revenues for that period.

For the twelve months ended December 31, 2012 and 2011, government contracts represented approximately 39% and 73% of the Company’s net revenues, respectively. A significant portion of the Company’s sales to Tiburon and Lexmark represent ultimate sales to government agencies.

As of December 31, 2012, accounts receivable concentrations from the Company’s two largest customers were 0% and 6% of gross accounts receivable, respectively, and as of December 31, 2011, accounts receivable concentrations from the Company’s two largest customers were 1% and 0% of gross accounts receivable, respectively. Accounts receivable balances from the Company’s two largest customers at December 31, 2012 have since been partially collected.

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]

13. Fair Value Measurements

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring or nonrecurring basis. ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

• Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

• Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

• Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Except for the conversion feature related to the $400,000 note, which was paid in full on January 30, 2013, which was measured at fair value on a recurring basis, the Company does not have any financial assets and liabilities or nonfinancial assets and liabilities that are measured and recognized at fair value on a recurring or nonrecurring basis. Management used the following methods and assumptions to estimate the fair values of financial instruments at the balance sheet dates:

• For short-term financial instruments, including cash, accounts receivable, accounts payable and accrued expenses, accrued expenses-related parties, and current notes payable the carrying amounts approximate fair values because of the short maturity of these instruments.

• The carrying value of long term notes payable approximates fair value as the interest rates are at market value.

• The fair value of the conversion feature related to the $400,000 note was determined using a monte-carlo model (Level 2 Inputs) which considers the following significant inputs: the Company's stock price, risk-free interest rate and expected volatility of the Company's stock price over the expected term of the conversion option.

15.	Fair Value Measurements

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring or nonrecurring basis. ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Except for the conversion feature related to the $400,000 Note and the derivative liability which are measured at fair value on a, the Company does not have any financial assets and liabilities or nonfinancial assets and liabilities that are measured and recognized at fair value on a recurring or nonrecurring basis. Management used the following methods and assumptions to estimate the fair values of financial instruments at the balance sheet dates:

•	For short-term financial instruments, including cash, accounts receivable, accounts payable and accrued expenses, accrued expenses-related parties, and current notes payable the carrying amounts approximate fair values because of the short maturity of these instruments.

•	The carrying value of long term notes payable is at book value which approximates fair value as the interest rates are at market value.

•	The fair value of the conversion feature related to the $400,000 Note and the derivative liability are determined using a monte-carlo model (Level 2 Inputs) which considers the following significant inputs: the Company's stock price, risk-free interest rate and expected volatility of the Company's stock price over the expected term of the conversion option. See Note 17, Subsequent Events, for pay off and settlement of the $400,000 Note.

Provision For Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
16.	Provision For Income Taxes

For the years ended December 31, 2012 and 2011, we have recognized the minimum amount of state income tax as required by the states that we are required to file taxes in. We are not currently subject to further federal or state tax since we have incurred losses since our inception.

As of December 31, 2012 we had federal and state net operating loss carry forwards of approximately $5,515,240 which can be used to offset future federal income tax. The federal and state net operating loss carry forwards expire at various dates through 2032. Deferred tax assets resulting from the net operating losses are reduced by a valuation allowance, when, in our opinion, utilization is not reasonably assured.

As of December 31, 2012, the deferred tax asset related to our net operating losses was approximately $1,800,000. A 100% valuation allowance has been established on deferred tax assets at December 31, 2012 and 2011, due to the uncertainty of our ability to realize future taxable income.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
17.	Subsequent Events

Sales of Unregistered Securities Subsequent to December 31, 2012

On February 28, 2013 and March 6, 2013, the Company, entered into a securities purchase agreement (the ”Purchase Agreement”) with certain accredited investors, pursuant to which it sold an aggregate of 15,000,000 shares of the Company’s common stock, par value, $0.001 per share (“Common Stock”) at a purchase price of $0.20 per share, for aggregate cash proceeds of $2,650,000 and the exchange of $350,000 in previously issued convertible promissory notes issued between January 28, 2013 and February 7, 2013 to certain investors associated with the Placement Agent (the “Offering”). The Company intends to use the net proceeds of the Offering for working capital and general corporate purposes, including without limitation, debt reduction purposes.

The Company retained Taglich Brothers, Inc. (the “Placement Agent”) as the exclusive placement agent for the Offering. In connection with the Offering, the Company paid the Placement Agent a cash payment of $268,000, which represented an 8% commission of the gross proceeds and approximately $28,000 for reimbursement for reasonable out of pocket expenses, FINRA filing fees and related legal fees. In addition, the Placement Agent earned warrants to purchase 1,500,000 shares of Common Stock, which represented 10% of the shares of Common Stock sold in the Offering (the “Placement Agent Warrants”), which have an exercise price of $0.24 per share of Common Stock, will be exercisable for a period of four years, contain customary cashless exercise and anti-dilution protection and are entitled to registration rights.

Pursuant to the Purchase Agreement, the Company agreed to (a) file a registration statement (the “Registration Statement”) with the SEC no later than May 29, 2013 covering the re-sale of the Common Stock shares sold in the Offering and the Common Stock shares issuable upon exercise of the Placement Agent Warrants. The Company also agreed to use commercially reasonable efforts to have the Registration Statement become effective as soon as possible after filing (and in any event within 90 days of the filing of such Registration Statement).

The shares of Common Stock sold in the Offering were not registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state, and were offered and sold in reliance on the exemption from registration afforded by Section 4(2) and Regulation D (Rule 506) under the Securities Act and corresponding provisions of state securities laws, which exempt transactions by an issuer not involving any public offering. The investors are “accredited investors” as such term is defined in Regulation D promulgated under the Securities Act.

Shares Issued and Outstanding and Shares Reserved for Exercise of Warrants

As of March 6, 2013, upon the issuance of the shares of Common Stock described herein, the Company has 47,362,047 shares of Common Stock issued and outstanding; and 1,848,214 shares reserved for issuance upon the exercise of outstanding warrants.

Assignment and Assumption of Notes, Conversion of Notes to Convertible Promissory Notes, and Conversion of Convertible Promissory Notes to Restricted Common Stock

On July 16, 2012, the company issued an unsecured note payable to a shareholder, Mr. Haddix (who on December 13, 2012 became a member of the Board of Directors of the company, and subsequently resigned from the Board on April 2, 2013 for health reasons, as disclosed above), in the amount of $95,000, due 45 days from the date of issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity (the “$95,000 Haddix Note”). On August 29, 2012 the maturity was extended to November 16, 2012. On November 16, 2012, the maturity was extended to December 16, 2012. On December 14, 2012 the maturity was extended to January 15, 2013. All other provisions of the promissory note were unchanged. On January 14, 2013, Globalwise entered into a satisfaction of note agreement with Mr. Haddix whereby Mr. Haddix surrendered the $95,000 Haddix Note and accrued interest in the amount of $4,659 (for a total of $99,659) to Globalwise and discharged the principal and accrued interest in the amount of $99,659 in consideration for Globalwise issuing to Mr. Haddix a convertible promissory note in the amount of $99,659 due February 15, 2013 at an interest rate of 10%. On January 14, 2013, Mr. Haddix exercised his conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Mr. Haddix 311,434 restricted common shares, $0.001 par value, at $0.32 per share (based on the closing price on the immediately preceding business day) (subject to the applicable holding period restrictions under Rule 144) in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

On February 15, 2013, the Company converted aggregate amount of debt (principal and interest) in the amount of $489,211 issued by the Company and its sole operating subsidiary, Intellinetics, Inc., to Alpharion Capital Partners, Inc. (“Alpharion”) into 1,686,935 restricted shares of the Company at a price of $0.29 per share (based on the closing price of Globalwise shares on February 14, 2013, the immediately preceding business day). Prior to the above referenced conversion, pursuant to an assignment and assumption agreement between Intellinetics and the Company dated February 15, 2013, the aggregate amount of debt in the amount of $489,211 held by Intellinetics (the “$489,211 of Intellinetics Debt”) was assigned to Globalwise, with the consent of Alpharion, and Globalwise issued to Alpharion a Globalwise convertible promissory note in the amount of $489,211 (the “489,211 of Globalwise Note”) in exchange for Alpharion discharging the $489,211of Intellinetics Debt. Following the issuance of the $489,211Globalwise Note, on February 15, 2013, pursuant to a satisfaction of note agreement between Globalwise and Alpharion, Alpharion converted such $489,211 Globalwise Note into 1,686,935 restricted shares of Globalwise (the “1,686,935 Globalwise Restricted Share Issuance”), (subject to the applicable holding period restrictions under Rule 144) in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

Return to Treasury of Shares and Issuance of Contingent Warrants

On February 15, 2013, the Company and A. Michael Chretien, a member of the Board of Directors of the Company, entered into a return to treasury agreement dated February 15, 2013, whereby A. Michael Chretien returned 3,500,000 shares of common stock of the Company, par value $0.001 per share (“Common Stock”) to the Company. As consideration for A. Michael Chretien returning to treasury 3,500,000 shares of Common Stock he owns, the Company issued one four-year warrant to A. Michael Chretien with a right to purchase 3,500,000 shares of Common Stock at $0.001 per share within four-years of the shareholders of the Company increasing the number of authorized shares of Common Stock of the Company (the “A. Michael Chretien Warrant”), with piggyback registration rights. The A. Michael Chretien Warrant has a right of first refusal for A. Michael Chretien to exercise up to 3,500,000 shares prior to the Company issuing shares of Common Stock in any transaction. The Company issued the A. Michael Chretien Warrant in reliance on an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

On February 15, 2013, the Company and Matthew Chretien, a member of the Board of Directors of the Company, entered into a return to treasury agreement dated February 15, 2013, whereby Matthew Chretien returned 3,500,000 shares of common stock of the Company, par value $0.001 per share (“Common Stock”) to the Company. As consideration for Matthew Chretien returning to treasury 3,500,000 shares of Common Stock he owns, the Company issued one four-year warrant to Matthew Chretien with a right to purchase 3,500,000 shares of Common Stock at $0.001 per share within four-years of the shareholders of the Company increasing the number of authorized shares of Common Stock of the Company (the “Matthew Chretien Warrant”), with piggyback registration rights. The Matthew Chretien Warrant has a right of first refusal to exercise up to 3,500,000 shares prior to the Company issuing shares of Common Stock in any transaction, other than pursuant to the A. Michael Chretien Warrant. The Company issued the Matthew Chretien Warrant in reliance on an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

Settlement Agreement Between the Company and a Service Provider

On February 8, 2013, Globalwise and a service provider reached an agreement to settle outstanding accounts payable in the amount of $262,000 for the issuance of 873,333 restricted shares of common stock of the Company to the service provider (the “873,333 Restricted Shares”) (with piggyback registration rights), a lump sum payment of $50,000, and mutual release and generally for the discharge of all past, present and future claims against each other (the “Settlement Agreement”). The Company issued the 873,333 Restricted Shares in reliance on an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

Issuance and Conversion of Convertible Notes

Between January 28, 2013 and February 7, 2013, the Company issued six convertible promissory notes in an aggregate amount of $350,000 (the “Notes in an Aggregate Amount of $350,000”) to six accredited investors who are associated with each other (the six accredited investors collectively referred to as the “$350,000 Investors”). The Company received proceeds in an aggregate amount of $350,000, with the final payment being received by the Company on February 7, 2013. The terms of the Notes in an Aggregate Amount of $350,000 provide for maturity on July 31, 2013 (the “Maturity Date”) and provide for zero percent interest until maturity. The $350,000 Investors receive warrants to purchase an aggregate amount of 262,500 common shares (par value $0.001 per share) at $0.28 per share (the “Investor Warrants”). The $350,000 Investors have a right, at their sole discretion, to convert the notes into equity under certain circumstances. Under its terms, if the Notes in the Amount of $350,000 are not paid off by the Company by the Maturity Date or converted in to equity at the election of the $350,000 Investors prior to the Maturity Date, the notes accrue interest in the amount of 15% from the Maturity Date until the notes are paid in full. The Company used the proceeds to pay off the $400,000 Note (as described below), to settle other accounts, for working capital and for general corporate purposes. On February 28, 2013, the $350,000 Investors converted the notes into equity in the Offering disclosed above.

Settlement of Promissory Notes Subsequent to December 31, 2012

On January 30, 2013, the Company paid off in full, all principal plus fees in the amount of $154,292. Under a $400,000 promissory note the Company had issued to JMJ Financial on August 7, 2012, and subsequently renewed on November 8, 2012 (the “$400,000 Note”). The Company does not have any on-going relationship with JMJ Financial.

On March 5, 2013, the Company paid off in full, all principal of the $14,000 Jackie Chretien Note, plus all accrued interest through December 31, 2012, in the amount of $493. Additional on March 5, 2013, the Company paid accrued interest in the amount of $9,014 to Jackie Chretien relating to an $80,000 promissory note issued by the Company to Jackie Chretien on March 2, 2009.

Deferral of Principal and Interest Payment Relating to the June 17, 2009 Note Payable Issued by Intellinetics to the Ohio State Development Authority in the amount of $1,012,500

Effective December 31, 2012, the Company’s sole operating subsidiary, Intellinetics, and the Ohio State Development Authority entered into a Notice and Acknowledgement of Modification to Payment Schedule (the “December 31, 2012 Modification #1”) relating to the June 17, 2009 note payable issued by Intellinetics to the Ohio State Development Authority in the amount of $1,012,500, bearing interest at a rate of 6.00% per annum. Pursuant to the December 31, 2012 Modification #1, the Ohio State Development Authority deferred principal and interest payment for a six month period from December 1, 2012 to May 1, 2013, with the next principal and interest payment due on June 1, 2013. Effective March 12, 2013, Intellinetics and the Ohio State Development Authority entered into a Notice and Acknowledgement of Modification to Payment Schedule, deferring principal and interest payment until December 31, 2013, with the next principal and interest payment due on January 1, 2014.

Deferral of Interest Payment Relating to the June 3, 2011 Note Payable Issued by Intellinetics to the Ohio State Development Authority in the amount of $750,000

Effective December 31, 2012, the Company’s sole operating subsidiary, Intellinetics, and the Ohio State Development Authority entered into a Notice and Acknowledgement of Modification to Payment Schedule (the “December 31, 2012 Modification #2”) relating to the June 3, 2011 note payable issued by Intellinetics to the Ohio State Development Authority in the amount of $750,000, bearing interest at a rate of 1% per annum for the first 12 months, then interest at rate of 7% per annum for the second 12 months. Pursuant to the December 31, 2012 Modification #2, the Ohio State Development Authority deferred interest payment for a six month period from December 1, 2012 to May 1, 2013, with the next interest payment due on June 1, 2013. Under the terms of the June 3, 2011 note, Intellinetics is not obligated to remit payments of principal September 1, 2013. Effective March 12, 2013, Intellinetics and the Ohio State Development Authority entered into a Notice and Acknowledgement of Modification to Payment Schedule, deferring principal and interest payment until December 31, 2013, with the next principal and interest payment due on January 1, 2014.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities, amounts of revenue and expenses, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from estimated amounts. Significant estimates and assumptions include reserves related to receivables, the recoverability of long-term assets, depreciable lives of property and equipment, deferred taxes and related valuation allowances. The Company’s management monitors these risks and assesses its business and financial risks on a quarterly basis.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses. Actual results could differ from estimated amounts.

Significant estimates and assumptions include valuation allowance related to receivables, the recoverability of long-term assets, depreciable lives of property and equipment, deferred taxes and related valuation allowances. The Company’s management monitors these risks and assesses its business and financial risks on a quarterly basis.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentrations of Credit Risk

The Company maintains its cash with high credit quality financial institutions. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation insurance limit.

The number of customers that comprise the Company’s customer base, along with the different industries, governmental entities and geographic regions, in which the Company’s customers operate, limits concentrations of credit risk with respect to accounts receivable. The Company does not generally require collateral or other security to support customer receivables; however, the Company may require its customers to provide retainers, up-front deposits or irrevocable letters-of-credit when considered necessary to mitigate credit risk. The Company has established an allowance for doubtful accounts based upon facts surrounding the credit risk of specific customers and past collections history. Credit losses have been within management’s expectations. At March 31, 2013 and December 31, 2012, the Company's allowance for doubtful accounts was $12,796 and $6,221, respectively.

Concentrations of Credit Risk

The Company maintains its cash with high credit quality financial institutions. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation insurance limit.

The number of customers that comprise the Company’s customer base, along with the different industries, governmental entities and geographic regions, in which the Company’s customers operate, limits concentrations of credit risk with respect to accounts receivable. The Company does not generally require collateral or other security to support customer receivables; however, the Company may require its customers to provide retainers, up-front deposits or irrevocable letters-of-credit when considered necessary to mitigate credit risk. The Company has established an allowance for doubtful accounts based upon facts surrounding the credit risk of specific customers and past collections history. Credit losses have been within management’s expectations. At December 31, 2012 and December 31, 2011, the Company allowances for doubtful accounts were $6,221 and $16,175, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment and leasehold improvements are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed over the estimated useful lives of the related assets on a straight-line basis. Furniture and fixtures, computer hardware and purchased software are depreciated over 3 to 7 years. Leasehold improvements are amortized over the life of the lease or the asset, whichever is shorter, generally 7 to 10 years. Upon retirement or other disposition of these assets, the cost and related accumulated depreciation and amortization of these assets are removed from the accounts and the resulting gains and losses are reflected in the results of operations.

Property and Equipment

Property and equipment and leasehold improvements are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed over the estimated useful lives of the related assets on a straight-line basis. Furniture and fixtures, computer hardware and purchased software are depreciated over 3 to 7 years. Leasehold improvements are amortized over the life of the lease or the asset, whichever is shorter, generally 7 to 10 years. Upon retirement or other disposition of these assets, the cost and related accumulated depreciation and amortization of these assets are removed from the accounts and the resulting gains and losses are reflected in the results of operations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets

The Company accounts for the impairment and disposition of long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment.” The Company tests long-lived assets or asset groups, such as property and equipment, for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant adverse changes in the business climate or legal factors; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed of before the end of its estimated useful life.

Recoverability is assessed based on comparing the carrying amount of the asset to the aggregate pre-tax undiscounted cash flows expected to result from the use and eventual disposal of the asset or asset group. Impairment is recognized when the carrying amount is not recoverable and exceeds the fair value of the asset or asset group. The impairment loss, if any, is measured as the amount by which the carrying amount exceeds fair value, which for this purpose is based upon the discounted projected future cash flows of the asset or asset group.

Impairment of Long-Lived Assets

The Company accounts for the impairment and disposition of long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment.” The Company tests long-lived assets or asset groups, such as property and equipment, for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable.

Circumstances which could trigger a review include, but are not limited to: significant adverse changes in the business climate or legal factors; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed of before the end of its estimated useful life.

Recoverability is assessed based on comparing the carrying amount of the asset to the aggregate pre-tax undiscounted cash flows expected to result from the use and eventual disposal of the asset or asset group. Impairment is recognized when the carrying amount is not recoverable and exceeds the fair value of the asset or asset group. The impairment loss, if any, is measured as the amount by which the carrying amount exceeds fair value, which for this purpose is based upon the discounted projected future cash flows of the asset or asset group.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share Based Compensation

The Company accounts for stock-based payments to employees in accordance with ASC 718, “Stock Compensation” (“ASC 718”). Stock-based payments to employees include grants of stock that are recognized in the consolidated statement of operations based on their fair values at the date of grant.

The Company accounts for stock-based payments to non-employees in accordance with ASC 718 and AC 505-50, “Equity-Based Payments to Non-Employees,” which requires that such equity instruments are recorded at their fair value on the measurement date, with the measurement of such compensation being subject to periodic adjustment as the underlying equity instruments vest.

Both employee and non-employee grants of stock are fully vested at their respective date of grants. For the three months ended March 31, 2013 and 2012, there was no share-based compensation.

Share Based Compensation

The Company accounts for stock-based payments to employees in accordance with ASC 718, “Stock Compensation” (“ASC 718”). Stock-based payments to employees include grants of stock that are recognized in the consolidated statement of operations based on their fair values at the date of grant.

The Company accounts for stock-based payments to non-employees in accordance with ASC 718 and ASC 505-50, “Equity-Based Payments to Non-Employees,” which requires that such equity instruments are recorded at their fair value on the measurement date, with the measurement of such compensation being subject to periodic adjustment as the underlying equity instruments vest.

Both employee and non-employee grants of stock were fully vested at their respective date of grants. For the twelve months ended December 31, 2012 and 2011, the Company recorded share-based compensation to employees of $175,000 and $20,715, respectively. For the twelve months ended December 31, 2012 and 2011, the Company recorded share-based compensation to non-employees of $65,550 and $0.

Software Development Costs [Policy Text Block]

Software Development Costs

Software development costs incurred for software to be sold or otherwise marketed prior to the establishment of technological feasibility are expensed as incurred. The Company defines establishment of technological feasibility as the completion of a working model. Software development costs incurred subsequent to the establishment of technological feasibility through the period of general market availability of the product are capitalized, if material. To date, all software development costs for software to be sold or otherwise marketed have been expensed as incurred. In accordance with ASC 350-40, the Company capitalizes purchase and implementation costs of internal use software. No such costs were capitalized during the periods presented.

Software Development Costs

Software development costs for software to be sold or otherwise marketed incurred prior to the establishment of technological feasibility are expensed as incurred. The Company defines establishment of technological feasibility as the completion of a working model. Software development costs incurred subsequent to the establishment of technological feasibility through the period of general market availability of the product are capitalized, if material. To date, all software development costs for software to be sold or otherwise marketed have been expensed as incurred. In accordance with ASC 350-40, the Company capitalizes purchase and implementation costs of internal use software. No such costs were capitalized during the periods presented.

Derivatives, Reporting of Derivative Activity [Policy Text Block]

Valuation of Derivative Instruments

ASC Topic 814-40 (Formerly SFAS No. 133, "Accounting for derivative instruments and hedging activities"), requires that embedded derivative instruments be bifuricated and assessed, along with free-standing derivative instruments on their issuance date and in accordance with ASC Topic 815-40-15 (formerly EITF 00-19, "Accounting for derivative financial instruments indexed to, and potentially settled in, a company's own stock") to determine whether they should be considered a derivative liability and measured at their fair value for accounting purposes. The Company adjusts its derivative liability to fair value at each balance sheet date, and reflects the change in fair value, in its statement of operations as gain or loss on derivative.

Valuation of Derivative Instruments

ASC Topic 814-40 (Formerly SFAS No. 133, "Accounting for derivative instruments and hedging activities"), requires that embedded derivative instruments be bifurcated and assessed, along with free-standing derivative instruments on their issuance date and in accordance with ASC Topic 815-40-15 (formerly EITF 00-19, "Accounting for derivative financial instruments indexed to, and potentially settled in, a company's own stock") to determine whether they should be considered a derivative liability and measured at their fair value for accounting purposes. The Company adjusts its derivative liability to fair value at each balance sheet date, and reflects the change in fair value, in its statement of operations as gain or loss on derivative.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

a) Sale of software licenses without Professional Services

The Company recognizes revenues in accordance with ASC Topic 985-605, “Software Revenue Recognition” (“ASC 985-605”).

The Company records revenues from the sale of software licenses when persuasive evidence of an arrangement exists, the software has been delivered, there are no significant uncertainties surrounding product acceptance by the customer, the fees are fixed and determinable, and collection is considered probable. Revenues included in this classification typically include sales of additional software licenses to existing customers and sales of software to the Company’s Resellers (See section h) – Reseller Agreements, below).

The Company assesses whether payment terms are customary or extended in accordance with normal practice relative to the market in which the sale is occurring. The Company’s sales arrangements generally include standard payment terms. These terms effectively relate to all customers, products, and arrangements regardless of customer type, product mix or arrangement size.

If an undelivered element for the arrangement exists under the license arrangement, revenues related to the undelivered element are deferred based on vendor specific objective evidence (“VSOE”) of the fair value of the undelivered element. Often, multiple-element sales arrangements include arrangements where software licenses and the associated post-contract customer support (“PCS”) are sold together. The Company has established VSOE of the fair value of the undelivered PCS element based on the contracted price for renewal PCS included in the original multiple element sales arrangement, as substantiated by contractual terms and the Company’s significant PCS renewal experience, from the Company’s existing customer base.

b) Sale of Software Licenses with Professional Services

In connection with the sale of software with professional services, the Company provides the customer with a solution that is customized or configured to fit the customer’s particular needs and/or our professional services are essential to the functionality of the software. In these arrangements, the software license and professional services do not qualify for separate accounting. Accordingly, we record the revenues of these sales as prescribed by ASC 985-605, in accordance with the contract accounting guidelines in ASC 605-35, “Revenue Recognition: Construction-Type and Production-Type Contracts”, after evaluating for separation of any non-ASC 605-35 elements in accordance with the provisions of ASC 605-25, “Revenue Recognition: Multiple-Element Arrangements,” as updated.The accounting guidelines require that the software license revenue to be recognized together with the professional services based on contract accounting using either the percentage-of-completion or completed-contract method. The Company recognizes revenues for these contracts under the completed contract method, as we believe it is the appropriate method through March 31, 2013.

The fair value of any undelivered elements in multiple-element arrangements in connection with the sales of software licenses with professional services are deferred based upon VSOE.

c) Sale of Software as a Service

Sale of software as a service consists of revenues from arrangements that provide customers the use of the Company’s software applications, as a service, typically billed on a monthly or annual basis. Advance billings of these services are not recorded to the extent that the term of the arrangement has not commenced and payment has not been received. Revenue on these services is recognized ratably over the term of the underlying arrangement.

d) Sale of Software Maintenance Services

Software maintenance services revenues consist of revenues derived from arrangements that provide PCS to the Company’s software license holders. These revenues are recognized ratably over the term of the contract. Advance billings of PCS are not recorded to the extent that the term of the PCS has not commenced and payment has not been received.

e) Sales of Consulting Services

Consulting services consist principally of revenues from consulting, advisory services, training and customer assistance with management and uploading of data into the Company’s applications. When these services are provided on a time and material basis, the Company records the revenue as the services are rendered, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services. Where the services are provided under a fixed priced arrangement, the Company records the revenue on a proportional performance method, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services.

f) Deferred revenues

The Company records deferred revenue primarily related to software maintenance support agreements, when the customer pays for the contract prior to the time the services are performed. Substantially all maintenance agreements have a one-year term that commences immediately following the delivery of the maintained products or on the date of the applicable renewal period.

g) Rights of return and other incentives

The Company does not generally offer rights of return or any other incentives such as concessions, product rotation, or price protection and, therefore, does not provide for or make estimates of rights of return and similar incentives. The Company, from time to time, may discount bundled software sales with PCS services. Such discounts are recorded as a component of the software sale and any revenue related to PCS is deferred over the PCS period based upon appropriate VSOE of fair value.

h) Reseller agreements

The Company executes certain sales contracts through resellers and distributors (collectively, “Resellers”). The Company recognizes revenues relating to sales through Resellers when all the recognition criteria have been met—in other words, persuasive evidence of an arrangement exists, delivery has occurred the fee is fixed and determinable, and collectability is probable. In addition, the Company assesses the credit-worthiness of each Reseller, and if the Reseller is undercapitalized or in financial difficulty, any revenues expected to emanate from such Resellers are deferred and recognized only when cash is received and all other revenue recognition criteria are met.

Revenue Recognition

a) Sale of software licenses without professional services

The Company recognizes revenues in accordance with ASC Topic 985-605, “Software Revenue Recognition” (“ASC 985-605”).

The Company records revenues from the sale of software licenses when persuasive evidence of an arrangement exists, the software has been delivered, there are no significant uncertainties surrounding product acceptance by the customer, the fees are fixed and determinable, and collection is considered probable. Revenues included in this classification typically include sales of additional software licenses to existing customers and sales of software to the Company’s Resellers (See section h) - Reseller Agreements, below.

The Company assesses whether payment terms are customary or extended in accordance with normal practice relative to the market in which the sale is occurring. The Company’s sales arrangements generally include standard payment terms. These terms effectively relate to all customers, products, and arrangements regardless of customer type, product mix or arrangement size.

If an undelivered element for the arrangement exists under the license arrangement, revenues related to the undelivered element are deferred based on Vendor Specific Objective Evidence (“VSOE”) of the fair value of the undelivered element. Often, multiple-element sales arrangements include arrangements where software licenses and the associated post-contract customer support (“PCS”) are sold together. The Company has established VSOE of the fair value of the undelivered PCS element based on the contracted price for renewal PCS included in the original multiple element sales arrangement, as substantiated by contractual terms and the Company’s significant PCS renewal experience, from the Company’s existing customer base.

b) Sale of software licenses with professional services

In connection with the sale of software with professional services, the Company provides the customer with a solution that is customized or configured to fit the customer’s particular needs and/or our professional services are essential to the functionality of the software. In these arrangements, the software license and professional services do not qualify for separate accounting. Accordingly, we record the revenues for these sales as prescribed by ASC 985-605, in accordance with the contract accounting guidelines in ASC topic 605-35 “Revenue Recognition: Construction-Type and Production-Type Contracts” (“ASC 605-35”), after evaluating for separation of any non- ASC 605-35 elements in accordance with the provisions of ASC 605-25, “Revenue Recognition: Multiple-Element Arrangements,” as updated.

The accounting guidelines require that the software license revenue to be recognized together with the professional services based on contract accounting using either the percentage-of-completion or completed-contract method. The Company recognizes revenues for these contracts under the completed contract method as we believe it is the appropriate method through December 31, 2012.

The fair value of any undelivered elements in multiple-element arrangements in connection with the sales of software licenses with substantive modification are deferred based upon VSOE.

c) Sale of Software as a Service

Sale of Software as a Service consists of revenues from arrangements that provide customers the use of the Company’s software applications, as a service, typically billed on a monthly or annual basis. Advance billings of these services are not recorded to the extent that the term of the arrangement has not commenced and payment has not been received. Revenue on these services is recognized ratably over the term of the underlying arrangement.

d) Sale of software maintenance services

Software maintenance services revenues consist of revenues derived from arrangements that provide PCS to the Company’s software license holders. These revenues are recognized ratably over the term of the contract. Advance billings of PCS are not recorded to the extent that the term of the PCS has not commenced and payment has not been received.

e) Sales of consulting services

Consulting services consist principally of revenues from consulting, advisory services, training and customer assistance with management and uploading of data into the Company’s applications. When these services are provided on a time and material basis, the Company records the revenue as the services are rendered, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services. Where the services are provided under a fixed priced arrangement, the Company records the revenue on a proportional performance method, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services.

f) Deferred revenues

The Company records deferred revenue primarily related to software maintenance support agreements, when the customer pays for the contract prior to the time the services are performed. Substantially all maintenance agreements have a one-year term that commences immediately following the delivery of the maintained products or on the date of the applicable renewal period.

g) Rights of return and other incentives

The Company does not generally offer rights of return or any other incentives such as concessions, product rotation, or price protection and, therefore, does not provide for or make estimates of rights of return and similar incentives. The Company, from time to time, may discount bundled software sales with PCS services. Such discounts are recorded as a component of the software sale and any revenue related to PCS is deferred over the PCS period based upon appropriate VSOE of fair value.

h) Reseller agreements

The Company executes certain sales contracts through resellers and distributors (collectively, “Resellers”). The Company recognizes revenues relating to sales through Resellers when all the recognition criteria have been met—in other words, persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable, and collectability is probable. In addition, the Company assesses the credit-worthiness of each Reseller, and if the Reseller is undercapitalized or in financial difficulty, any revenues expected to emanate from such Resellers are deferred and recognized only when cash is received and all other revenue recognition criteria are met.

Advertising Costs, Policy [Policy Text Block]	Advertising The Company expenses the cost of advertising as incurred. Advertising expense for the three months ended March 31, 2013 and 2012 amounted to approximately $3,374 and $29,410, respectively.

Advertising

The Company expenses the cost of advertising as incurred. Advertising expense for the twelve months ended December 31, 2012 and 2011 amounted to approximately $67,645 and $19, respectively.

Earnings Per Share, Policy [Policy Text Block]

Earnings (Loss) Per Share

Basic earnings per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. The company has outstanding stock options which have not been included in the calculation of diluted net loss per share because to do so would be anit-dilutive. As such, the numerator and the denominator used in computing both basic and diluted net loss per share for each period are the same.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Financial Accounting Standards

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment." This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In February 2013, the FASB issued Accounting Standard Update 2013-02, Comprehensive Income. The update is intended to improve the reporting of reclassifications out of accumulated other comprehensive income by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. The amendment is effective prospectively for reporting periods beginning after December 15, 2012. The Company has not yet determined the impact of the update on their consolidated financial statements.

Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment are comprised of the following:

	March 31,	December 31,
	2013	2012
Computer hardware and purchased software	$283,954	$281,846
Leasehold improvements	221,666	220,166
Furniture and fixtures	88,322	88,322
	593,942	590,334
Less: accumulated depreciation and amortization	(537,549)	(532,205)
Property and equipment, net	$56,393	$58,129

Property and equipment are comprised of the following:

	December 31, 2012	December 31, 2011
Computer hardware and purchased software	$281,846	$241,154
Leasehold improvements	220,166	215,680
Furniture and fixtures	88,322	79,722
Total	590,334	536,556
Less: accumulated depreciation and amortization	(532,205)	(503,785)
Property and equipment, net	$58,129	$32,771

Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

The table below reflects all notes payable at March 31, 2013 and December 31, 2012, respectively, with the exception of related party notes disclosed in Note 8 - Notes Payable - Related Parties.

	March 31,	December 31,
	2013	2012
Bank Loan, due April 30, 2014	$47,211	$60,986
Authority Loan No. 1, due September 1, 2015	741,787	741,788
Authority Loan No. 2, due August 1, 2018	750,000	750,000
Notes payable to advisor, due March 16, 2013	-	131,500
Note payable to advisor, due July 1, 2013	-	300,000
Note payable due August 6, 2013	-	107,518
Note payable to advisor, due February 8, 2013	-	38,000
Note payable due June 1, 2013	50,000	50,000
Total notes payable	1,588,998	2,179,792
Less current portion	(186,076)	(670,527)
Long-term portion of notes payable	$1,402,922	$1,509,265

The table below reflects all notes payable at December 31, 2012 and December 31, 2011, respectively, with the exception of the Note 8 - Notes Payable - Related Parties.

	December 31, 2012	December 31, 2011
Bank Loan, due April 30, 2014	$60,986	$98,122
Authority Loan No. 1, due September 1, 2015	741,788	956,071
Authority Loan No. 2, due August 1, 2018	750,000	750,000
Notes payable to advisor, Alpharion, due March 16, 2013	131,500	172,500
Note payable to advisor, Alpharion, due July 1, 2013	300,000	300,000
Note payable due August 6, 2013	107,518	-
Note payable to advisor, Alpharion, due February 8, 2013	38,000	-
Note payable, due June 1, 2013	50,000	-
Total Notes Payable	2,179,792	2,276,693
Less current portion	(670,527)	(747,778)
Long-term portion of notes payable	$1,509,265	$1,528,915

Schedule of Maturities of Long-term Debt [Table Text Block]

Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, as described in this Note 7 are as follows:

For the Twelve-Month Period Ended March 31,	Amount
2014	$186,076
2015	386,669
2016	571,630
2017	151,899
2018	162,880
Thereafter	129,844
Total	$1,588,998

Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable -

Related Parties, as described in this Note 7 are as follows:

For the Twelve-Month Period Ended December 31,	Amount
2013	$670,527
2014	394,871
2015	633,423
2016	149,272
2017	160,063
thereafter	171,636

Total	$2,179,792

Notes Payable - Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Notes Payable to Related Parties [Table Text Block]

The table below reflects Notes payable due to related parties at March 31, 2013 and December 31, 2012, respectively:

	March 31,	December 31,
	2013	2012
The $95,000 Haddix Note	$-	$95,000
The $14,000 Jackie Chretien Note	-	14,000
Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest is due on January 1, 2014.	$105,415	105,415
The $250,000 Shealy Note	150,000	250,000
Total notes payable - related party	$255,415	$464,415
Less current portion	(255,415)	(95,000)
Long-term portion of notes payable-related party	$-	$369,415

Notes payable due to related parties consist of the following:

	December 31, 2012	December 31, 2011
The $199,537 Dr. Love Note	$-	$$157,292
The $95,000 Haddix Note	95,000	-
Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014	105,415	105,415
The $14,000 Jackie Chretien Note	14,000	-
The $250,000 Shealy Note	250,000	-
Total notes payable - related party	$464,415	$262,707
Less current portion	(95,000)	-
Long-term portion of notes payable-related party	$369,415	$262,707

Schedule of Maturities of Notes Payable Related Party [Table Text Block]	Future minimum principal payments of these notes payable as described in this Note 8 are as follows:
For the Twelve Months Ended March 31,	Amount
2014	$255,415
Total	$255,415
Future minimum principal payments of these notes payable as described in this Note 8 - Related Parties are as follows:
For the Twelve Months Ended	December 31,
2013	$95,000
2014	369,415
Total	$464,415

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under this operating lease are as follows:
For the Twelve Months Ended March31,	Amount
2014	$40,500
2015	30,375
2016	-
Total	$70,875
Future minimum lease payments under this operating lease are as follows:
For the Twelve Months Ended	December 31,
2013	$40,500
2014	40,500
2015	0
Total	$81,000

Excess of Liabilities over Assets (Deficit) (Tables)	12 Months Ended
Dec. 31, 2012
Excess Of Liabilities Over Assets (Deficit) [Abstract]
Shedule of Components of Excess of Liabilities Over Assets [Table Text Block]

The components of the excess of liabilities over assets (deficit) as of December 31, 2011, were as follows:

	Common Stock, no par value		Additional Paid-In Capital	Due From Stockholders	Accumulated Deficit	Total
	Shares	Amount
Balance, December 31, 2011	28,034,850	$—	$(20,384)	$(5,600)	$(3,794,410)	$(3,820,394)

Liquidity and Management's Plans (Details Textual) (USD $)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	24 Months Ended	3 Months Ended	12 Months Ended
	Oct. 21, 2012	Nov. 26, 2012	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 February 28 2013 and March 6 2013 [Member] Accredited Investors [Member]	Dec. 31, 2012 February 28 2013 and March 6 2013 [Member] Accredited Investors [Member]	Dec. 31, 2013 February 28 2013 and March 6 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 January 28 2013 and February 7 2013 [Member]	Dec. 31, 2012 January 28 2013 and February 7 2013 [Member]
Accumulated deficit			$ 6,340,463	$ 5,668,666
Cash			1,363,552	46,236	140,510	140,271	34,014
Proceeds from Issuance of Debt			2,731,021	1,353,057							350,000	350,000
Stock issued for services (in shares)	75,000							15,000,000	15,000,000
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Fair Value Of Stock Price Per Share	$ 0.45	$ 0.7						$ 0.2	$ 0.2
Proceeds from Convertible Debt								$ 2,650,000		$ 2,650,000

Share Exchange (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	28,034,850	28,034,850
Common Stock, Conversion Basis	4,650-for-1	4,650-for-1
Business Acquisition Percentage Of Common Stock Issued	86.00%	86.00%
Business Acquisition Cost Of Acquired Entity Transaction Costs Paid In Advance	$ 220,000	$ 220,000
Business Acquisition Cost Of Acquired Entity Transaction Costs Reimbursed	$ 85,000	$ 85,000

Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable	$ 12,796		$ 6,221	$ 16,175
Share-based compensation to employees			175,000	20,715
Stock issued for services			65,550	0
Advertising Expense	$ 3,374	$ 29,410	$ 67,645	$ 19
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years		3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years		7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	7 years		7 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years		10 years

Property and Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Computer hardware and purchased software	$ 283,954	$ 281,846	$ 241,154
Leasehold improvements	221,666	220,166	215,680
Furniture and fixtures	88,322	88,322	79,722
Property, Plant and Equipment, Gross	593,942	590,334	536,556
Less: accumulated depreciation and amortization	(537,549)	(532,205)	(503,785)
Property and equipment, net	$ 56,393	$ 58,129	$ 32,771

Property and Equipment (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation, Depletion and Amortization	$ 5,344	$ 6,790	$ 28,420	$ 40,437

Notes Payable (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total notes payable to advisor	$ 1,588,998	$ 2,179,792	$ 2,276,693
Less current portion	(186,076)	(670,527)	(747,778)
Long-term portion of notes payable	1,402,922	1,509,265	1,528,915
Bank Loan, due April 30, 2014
Bank Loan, due	47,211	60,986	98,122
Authority Loan No. 1, due September 1, 2015
Authority Loan	741,787	741,788	956,071
Authority Loan No. 2, due August 1, 2018
Authority Loan	750,000	750,000	750,000
Notes payable to advisor, due March 16, 2013
Total notes payable to advisor	0	131,500	172,500
Note payable to advisor, due July 1, 2013
Total notes payable to advisor	0	300,000	300,000
Note payable due August 6, 2013
Total notes payable to advisor	0	107,518	0
Note payable to advisor, due February 8, 2013
Total notes payable to advisor	0	38,000	0
Note payable due June 1, 2013
Total notes payable to advisor	$ 50,000	$ 50,000	$ 0

Notes Payable (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt, Maturities, Repayments Of Principal In Next Twelve Months	$ 186,076	$ 670,527
Long-Term Debt, Maturities, Repayments Of Principal In Year Two	386,669	394,871
Long-Term Debt, Maturities, Repayments Of Principal In Year Three	571,630	633,423
Long-Term Debt, Maturities, Repayments Of Principal In Year Four	151,899	149,272
Long-Term Debt, Maturities, Repayments Of Principal In Year Five	162,880	160,063
Long-Term Debt, Maturities, Repayments Of Principal After Year Five	129,844	171,636
Total	$ 1,588,998	$ 2,179,792

Notes Payable (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended							12 Months Ended				1 Months Ended		12 Months Ended				0 Months Ended		1 Months Ended	3 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended		1 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended
	Oct. 21, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 15, 2013	Jan. 30, 2013	Jun. 06, 2012	Feb. 03, 2012	Feb. 03, 2013 Relatives Of Officers and Directors [Member]	Dec. 31, 2012 Roy Haddix [Member]	Dec. 31, 2012 Settlement Of Debt [Member]	Jan. 14, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Aug. 07, 2012 Promissory Note [Member]	Jun. 20, 2012 Promissory Note [Member]	Dec. 31, 2012 Promissory Note [Member]	Feb. 22, 2001 Promissory Note [Member]	Aug. 08, 2012 Jmj Note [Member]	Aug. 07, 2012 Jmj Note [Member]	Nov. 08, 2012 Jmj Note [Member] Amendment [Member]	Dec. 31, 2012 Convertible Promissory Notes [Member]	Mar. 24, 2004 Notes Payable To Banks [Member]	Mar. 31, 2013 Notes Payable To Banks [Member]	Mar. 31, 2012 Notes Payable To Banks [Member]	Mar. 31, 2004 Notes Payable To Banks [Member]	Jul. 17, 2009 Notes Payable To Ohio State [Member]	Mar. 31, 2012 Notes Payable To Ohio State [Member]	Dec. 31, 2010 Notes Payable To Ohio State [Member]	Dec. 31, 2012 Notes Payable To Ohio State [Member]	Dec. 31, 2010 Notes Payable To Ohio State [Member]	Dec. 31, 2009 Notes Payable To Ohio State [Member]	Jun. 21, 2011 Notes Payable To Advisor [Member]	Feb. 11, 2011 Notes Payable To Advisor [Member]	Jun. 03, 2011 Notes Payable To Ohio State Development Authority [Member]	Jun. 17, 2009 Notes Payable To Ohio State Development Authority [Member]	Jul. 20, 2012 Convertible Notes To Employees and Friends and Family [Member]	Jun. 06, 2012 Note Payable To Unrelated Third Party [Member]	Dec. 31, 2012 Notes Payable, Other Payables [Member]	Dec. 31, 2011 Notes Payable, Other Payables [Member]	Mar. 31, 2013 Notes Payable, Other Payables [Member]	Dec. 31, 2012 Notes To Advisor and Shareholder [Member]	Dec. 31, 2011 Notes To Advisor and Shareholder [Member]	Dec. 31, 2012 Note Combination One [Member]	Dec. 31, 2012 Note Combination Two [Member]	Dec. 31, 2012 Note Combination Four [Member]	Dec. 31, 2012 Note Combination Five [Member]	Dec. 31, 2012 Note Combination Six [Member]	Dec. 31, 2012 Note Combination Twenty Six [Member]	Dec. 31, 2012 Notes To Alpharion [Member]	Dec. 31, 2011 Notes To Alpharion [Member]
Notes Payable to Bank, Noncurrent																							$ 201,024			$ 201,024
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate								10.00%									8.65%						6.25%			6.25%	6.00%									6.00%
Proceeds from Loans																															270,021	742,479
Debt Instrument, Periodic Payment																							3,826			3,826			23,779	23,779
Deferred interest expense		52,065		41,440	17,063
Interest-bearing Domestic Deposit, Certificates of Deposits																							200,000			200,000
Notes and Loans, Noncurrent																											1,012,500								750,000	1,012,500
Participating Mortgage Loans, Participation Liabilities, Amount																											101,250			101,250					75,000
Notes payable - current		186,076		563,009	747,778																													200,000				50,000				1,101,556
Short-term Debt, Percentage Bearing Fixed Interest Rate				10.00%																														5.00%				10.00%
Debt Instrument, Increase (Decrease) for Period, Net																																	235,000
Debt Instrument, Interest Rate During Period											3.25%																															3.25%		3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Debt Instrument Interest Rate Second Twelve Months																																			7.00%
Debt Instrument, Interest Rate, Effective Percentage															5.00%	5.00%																			5.60%
Debt Instrument, Interest Rate at Period End										10.00%																									5.60%
Debt Instrument, Interest Rate, Stated Percentage																																			1.00%
Interest Payable																																					6,138		133,894	69,930	96,827
Long-Term Debt, Maturities, Repayments Of Principal In Next Twelve Months		186,076		670,527
Accrued Loan Participation Fees																																							104,277	66,682	112,613
Deferred Finance Costs, Net																																							26,954	36,119	24,875
Sale of Stock, Price Per Share													$ 0.32																								$ 0.84
Derative Loss				15,470	0
Discount On Sale Of Stock																																					50.00%
Common Stock Closing Price Per Share																		$ 0.3																			$ 1.68
Debt Discount Rate, Percent															10.00%
Debt Instrument, Maturity Date, Description															The Conversion Price is the lesser of $1.50 or 70% of the lowest trade price in the 25 trading days previous to the conversion.		On November 11. 2012 the maturity was extended to November 24, 2012.										September 1, 2015
Debt Instrument, Interest Rate Terms																												Increase to 10% per annum.
Accounts Payable and Accrued Liabilities		23,056		23,056
Debt Instrument, Convertible, Conversion Price															$ 1.5		$ 0.3
Debt Conversion, Description															The Conversion Price is the lesser of $1.50 or 70% of the lowest trade price in the 25 trading days previous to the conversion.
Debt, Weighted Average Interest Rate															18.00%
Debt Instrument, Debt Default, Amount															100,000
Convertible note payable, net of discount		0		107,518	0
Loss on deravative		15,470	0	(15,470)	0
Notes Payable, Current1																																										629,056	472,500
Stock issued for services (in shares)	75,000
Debt Instrument, Fair Value Disclosure				109,905
Amortization Of Debt Discount (Premium)		23,252		20,864																	23,252
Total notes payable to advisor		1,588,998		2,179,792	2,276,693
Interest Expense		61,379	55,349	298,947	174,456																			61,379	47,386														255,192	154,121
Notes Payable Principal And Interest Periodic Payment																																			14,860
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001	$ 0.001								$ 0.001	$ 0.001			$ 0.001	$ 0.001				$ 0.001
Notes Payable, Related Parties, Current		255,415		95,000	0																																					469,500	472,500
Debt Instrument, Description																					The Company and JMJ entered into an amendment to the $400,000 Note extending the repayment date to 180 days from August 8, 2012 for a fee of 15% added to the $400,000 Note, such that the current balance on the $400,000 Note equals the $100,000 consideration plus the $11,111 original issue discount plus the 5% one-time interest charge of $5,556 plus the 15% extension fee of $17,500.00 for a total current balance due of $134,166.66.
Notes Payable												400,000
Debt Instrument Accured Interest				23,056
Debt Instrument, Maturity Date											Jan 15, 2013					Jul 1, 2014																												Jan 28, 2013	Jan 15, 2013	Jan 15, 2013	Jan 15, 2013	Jan 15, 2013	Feb 11, 2013
Conversion Of Notes To Restricted Stock				632,056
Notes Payable Principal Amount											150,000																																	118,556	115,000	111,500	19,000	94,000	24,000
Convertible Notes Payable, Current							154,292		130,000	50,000					400,000				400,000	400,000	154,292
Issue Of Restricted Stock On Conversion Of Convertible Promissory Notes											500,000																																	395,186	383,333	371,666	63,333	313,333	80,000
Restricted Common Stock Par Value											$ 0.001																																	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Restricted Common Stock Share Price						$ 0.29					$ 0.3																																	$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.3
Surrender Value Of Notes											150,000
Notes Issued Value																																																		$ 469,500	$ 472,500

Notes Payable - Related Parties (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Jun. 20, 2012	Dec. 31, 2011	Mar. 02, 2009
Notes payable - related party	$ 255,415	$ 464,415		$ 262,707
Less current portion	(255,415)	(95,000)		0
Long-term portion of notes payable-related party	0	369,415		262,707
Dr Love Note [Member]
Notes payable - related party		0		157,292
Haddix Note [Member]
Notes payable - related party	0	95,000		0
Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014
Notes payable - related party	105,415	105,415		105,415
Jackie Chretiren Note [Member]
Notes payable - related party	0	14,000	14,000	0	80,000
Shealy Note [Member]
Notes payable - related party	$ 150,000	$ 250,000		$ 0

Notes Payable - Related Parties (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt, Maturities, Repayments Of Principal In Next Twelve Months	$ 186,076	$ 670,527
Long-Term Debt, Maturities, Repayments Of Principal In Year Two	386,669	394,871
Total	255,415	464,415	262,707
Related Party [Member]
Long-Term Debt, Maturities, Repayments Of Principal In Next Twelve Months	255,415	95,000
Long-Term Debt, Maturities, Repayments Of Principal In Year Two		369,415
Total	$ 255,415	$ 464,415

Notes Payable - Related Parties (Details Textual) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended							1 Months Ended			12 Months Ended					3 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended					0 Months Ended	1 Months Ended
	Mar. 13, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 14, 2013	Jun. 06, 2012	Jan. 14, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Jul. 20, 2012 Convertible Notes Payable [Member]	Aug. 07, 2012 Promissory Note [Member]	Jun. 20, 2012 Promissory Note [Member]	Feb. 22, 2001 Promissory Note [Member]	Dec. 31, 2012 Promissory Note [Member]	Dec. 28, 2012 Promissory Note [Member]	Nov. 24, 2012 Promissory Note [Member]	Jul. 20, 2012 Promissory Note [Member]	Feb. 25, 2001 Promissory Note [Member]	Mar. 31, 2013 Shealy Note One [Member]	Nov. 24, 2012 Shealy Note One [Member]	Nov. 24, 2012 Shealy Note Two [Member]	Jul. 16, 2012 Director [Member]	Mar. 29, 2012 Director [Member]	Apr. 16, 2012 Director [Member]	Dec. 31, 2012 Director [Member]	Nov. 26, 2012 Director [Member]	Oct. 24, 2012 Director [Member]	Dec. 31, 2012 Director [Member] Restricted Stock [Member]	Jul. 16, 2012 Shareholder [Member]	Jul. 20, 2012 Shareholder [Member]	Jan. 14, 2013 Shareholder [Member]	Feb. 22, 2001 Relatives Of Founders and Officers [Member] Promissory Note [Member]	Dec. 31, 2012 Note payable, bearing interest at 8.65% per annum. Principal and unpaid interest are due on	Dec. 31, 2011 Note payable, bearing interest at 8.65% per annum. Principal and unpaid interest are due on	Mar. 31, 2013 Notes payable, bearing interest at 10% per annum. Principal and unpaid interest are due on January 15, 2013	Dec. 31, 2012 Notes payable, bearing interest at 10% per annum. Principal and unpaid interest are due on January 15, 2013	Dec. 31, 2011 Notes payable, bearing interest at 10% per annum. Principal and unpaid interest are due on January 15, 2013	Mar. 31, 2013 Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014	Dec. 31, 2012 Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014	Dec. 31, 2011 Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014	Mar. 31, 2013 Note payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on July 1, 2014	Dec. 31, 2012 Note payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on July 1, 2014	Jun. 20, 2012 Note payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on July 1, 2014	Dec. 31, 2011 Note payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on July 1, 2014	Mar. 02, 2009 Note payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on July 1, 2014	Mar. 31, 2013 Note Payable Bearing Interest At 10% For The Term Of The Note Principal and Unpaid Interest Are Due On January 1 2014 [Member]	Dec. 31, 2012 Note Payable Bearing Interest At 10% For The Term Of The Note Principal and Unpaid Interest Are Due On January 1 2014 [Member]	Dec. 31, 2011 Note Payable Bearing Interest At 10% For The Term Of The Note Principal and Unpaid Interest Are Due On January 1 2014 [Member]	Mar. 31, 2013 Note payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014 [Member]	Mar. 31, 2013 Note payable, bearing interest at 10.0% per annum. Principal and unpaid interest is due on January 1, 2014 [Member]	Dec. 31, 2012 Note payable, bearing interest at 10.0% per annum. Principal and unpaid interest is due on January 1, 2014 [Member]	Mar. 31, 2013 Note payable, bearing interest at 10% for the term of the note. Principal and unpaid interest are due on January 1, 2014 [Member]	Dec. 31, 2012 Note payable, bearing interest at 10% for the term of the note. Principal and unpaid interest are due on January 1, 2014 [Member]	Mar. 31, 2012 Note payable, bearing interest at 10% for the term of the note. Principal and unpaid interest are due on January 1, 2014 [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							10.00%							8.65%									10.00%	10.00%					10.00%			8.65%	8.65%	8.65%		10.00%	10.00%		5.00%	5.00%		5.00%		5.00%			10.00%	10.00%	5.00%	10.00%				10.00%
Notes payable - related party		$ 255,415		$ 464,415	$ 262,707								$ 42,245			$ 250,000			$ 250,000	$ 238,000	$ 12,000		$ 238,000	$ 12,000			$ 238,000		$ 95,000		$ 95,000	$ 157,292	$ 0	$ 157,292	$ 0	$ 95,000	$ 0	$ 105,415	$ 105,415	$ 105,415	$ 0	$ 14,000	$ 14,000	$ 0	$ 80,000	$ 150,000	$ 250,000	$ 0		$ 0	$ 95,000	$ 150,000	$ 250,000
Debt Instrument, Maturity Date, Description											The Conversion Price is the lesser of $1.50 or 70% of the lowest trade price in the 25 trading days previous to the conversion.			On November 11. 2012 the maturity was extended to November 24, 2012.								due 45 days from the date of issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity	All principal and interest was due and payable on June 27, 2012. On June 27, 2012, the maturity was extended to August 27, 2012. On August 27, 2012, the maturity was extended to October 25, 2012. On October 24, 2012, the maturity was extended to November 24, 2012.	All principal and interest was due on July 15, 2012, but was later extended to November 12, 2012. On November 24, 2012 the $238,000 Shealy Note and the $12,000 Shealy Note were combined into a $250,000 promissory note, under the same terms, with a maturity date of January 1, 2014.					due 45 days from the date of issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity (the "$95,000 Haddix Note"). The maturity was extended to January 15, 2013.	due 45 days from the date of the issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity.
Repayments of Debt	100,000																		150,000
Accrued Expenses of Notes Payables to Related Parties		54,927		72,033	157,859	99,659							130,279					130,279													4,659
Accured Expenses Of Related Parties		4,927		0	0																																					493			9,014
Other long-term liabilities - related parties		0		72,033	157,859
Interest Expenses Of Notes Payable In Related Parties		5,223	5,722	43,755	20,460
Notes payable - related party - current		255,415		95,000	0																							95,000	95,000	25,000
Sale of Stock, Price Per Share								$ 0.32
Discount On Sale Of Stock										50.00%
Common Stock Closing Price Per Share										$ 1.68			$ 0.3													$ 0.25
Unsecured Debt												14,000													14,000							199,537
Debt Instrument, Interest Rate, Effective Percentage											5.00%	5.00%
Debt Instrument, Maturity Date												Jul 1, 2014
Common stock, shares issued		47,362,047		36,490,345	0			311,434
Convertible Debt													$ 287,571	$ 287,571	$ 632,056		$ 25,000															$ 199,537
Convertible securities exercised (in shares)													958,570	958,570
Common stock, par value (in dollars per share)		$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001				$ 0.001	$ 0.001												$ 0.001
Debt Instrument, Convertible, Conversion Price											$ 1.5			$ 0.3

Deferred Compensation (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Payment Period	2015	2015
Deferred compensation	$ 215,012	$ 309,740	$ 215,011
Founder [Member]
Deferred compensation		$ 215,011

Shares Subject to Mandatory Redemption (Details Textual) (USD $)	Feb. 10, 2012	Nov. 30, 2011	Jan. 01, 2000
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Excess of Assets over Liabilities	$ 111,235	$ 111,235
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	$ 111,235
Financial Instruments Subject To Mandatory Redemption Settlement Terms Shares Outstanding Per Share			$ 0.02
Decrease In Repurchase Of Common Stock Per Share		$ 0.004

Commitments and Contingencies (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Current	$ 40,500	$ 40,500
Operating Leases, Future Minimum Payments, Due In Two Years	30,375	40,500
Operating Leases, Future Minimum Payments, Due In Three Years	0	0
Total	$ 70,875	$ 81,000

Commitments and Contingencies (Details Textual) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2010 sqft	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Area Of Rental Square Feet Of Office Space	6,000
Lease Commenced Date		Jan 1, 2010
Lease Extension Date		Feb 21, 2012
Lease Expiration Date		Dec 31, 2014
Operating Monthly Rent Expense	$ 3,375
Operating Leases, Rent Expense, Net		$ 10,125	$ 10,125	$ 40,500	$ 40,500

Stockholders' Equity (Details Textual) (USD $)	1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended						2 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended			12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	24 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Nov. 26, 2012	Oct. 21, 2012	Nov. 26, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 30, 2013	Jan. 14, 2013	Jun. 06, 2012	Feb. 03, 2012	Jul. 20, 2012 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Promissory Notes [Member]	Dec. 31, 2012 Convertible Notes and Accrued Interest [Member]	Dec. 31, 2012 Related Party Convertible Note and Accrued Interest [Member]	Jan. 14, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Jul. 20, 2012 Employees, Friends and Family [Member] Convertible Notes Payable [Member]	Nov. 26, 2012 Director [Member]	Oct. 24, 2012 Director [Member]	Apr. 16, 2012 Director [Member]	Mar. 29, 2012 Director [Member]	Dec. 31, 2012 Employee [Member]	Dec. 31, 2012 Vendor Professional [Member]	Mar. 31, 2013 Michael Chretien [Member]	Dec. 31, 2012 Michael Chretien [Member]	Mar. 31, 2013 Matthew Chretien [Member]	Dec. 31, 2012 Matthew Chretien [Member]	Mar. 02, 2009 Jackie Chretien [Member]	Dec. 31, 2012 Jackie Chretien [Member]	Jul. 16, 2012 Mr Haddix [Member]	Jan. 14, 2013 Mr Haddix [Member]	Jan. 14, 2013 Mr Haddix [Member] Restricted Stock [Member]	Dec. 31, 2012 January 14, 2013 [Member]	Dec. 31, 2012 January 14, 2013 [Member] Mr Haddix [Member]	Dec. 31, 2012 January 28, 2013 [Member]	Dec. 31, 2012 January 28, 2013 [Member] Four Accredited Investors [Member]	Dec. 31, 2012 January 28, 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 Febraury 8, 2013 [Member]	Dec. 31, 2012 Febraury 8, 2013 [Member]	Dec. 31, 2012 Febraury 13, 2013 [Member]	Mar. 31, 2013 Febraury 15, 2013 [Member]	Dec. 31, 2012 Febraury 15, 2013 [Member]	Mar. 31, 2013 Febraury 15, 2013 [Member] Michael Chretien [Member]	Dec. 31, 2012 Febraury 15, 2013 [Member] Michael Chretien [Member]	Mar. 31, 2013 Febraury 15, 2013 [Member] Matthew Chretien [Member]	Dec. 31, 2012 Febraury 15, 2013 [Member] Matthew Chretien [Member]	Dec. 31, 2012 Febraury 15, 2013 [Member] Mr Haddix [Member]	Mar. 31, 2013 Febraury 28, 2013 [Member]	Dec. 31, 2012 Febraury 28, 2013 [Member]	Mar. 31, 2013 Febraury 28, 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 March 6, 2013 [Member]	Dec. 31, 2012 January 30, 2013 [Member]	Mar. 31, 2013 February 28, 2013 and March 6, 2013 [Member] Accredited Investors [Member]	Dec. 31, 2012 February 28, 2013 and March 6, 2013 [Member] Accredited Investors [Member]	Dec. 31, 2013 February 28, 2013 and March 6, 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 January 28, 2013 and February 7, 2013 [Member]	Dec. 31, 2012 January 28, 2013 and February 7, 2013 [Member]	Dec. 31, 2012 March 5, 2013 [Member]	Dec. 31, 2012 March 5, 2013 [Member] Convertible Notes and Accrued Interest [Member]	Dec. 31, 2012 March 5, 2013 [Member] Jackie Chretien [Member]	Dec. 31, 2012 March 5, 2013 [Member] Jackie Chretien [Member] Convertible Notes and Accrued Interest [Member]	Mar. 31, 2013 Placement Agent [Member]	Dec. 31, 2012 Placement Agent [Member]	Mar. 31, 2013 Placement Agent Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member]	Feb. 15, 2013 Alpharion Capital Partners Inc [Member]	Mar. 31, 2013 Alpharion Capital Partners Inc [Member] Febraury 15, 2013 [Member]	Dec. 31, 2012 Alpharion Capital Partners Inc [Member] Febraury 15, 2013 [Member]	Feb. 15, 2013 Intellinetics Inc [Member]	Mar. 31, 2013 Intellinetics Inc [Member] Febraury 15, 2013 [Member]	Dec. 31, 2012 Intellinetics Inc [Member] Febraury 15, 2013 [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Minimum [Member]	Dec. 31, 2012 Common Stock [Member] Maximum [Member]	Mar. 31, 2013 One Four Year Warrant [Member] Febraury 15, 2013 [Member] Michael Chretien [Member]	Dec. 31, 2012 One Four Year Warrant [Member] Febraury 15, 2013 [Member] Michael Chretien [Member]	Mar. 31, 2013 One Four Year Warrant [Member] Febraury 15, 2013 [Member] Matthew Chretien [Member]	Dec. 31, 2012 One Four Year Warrant [Member] Febraury 15, 2013 [Member] Matthew Chretien [Member]
Common Stock, Shares Authorized (in shares)				50,000,000		50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001		$ 0.001	$ 0.001						$ 0.001			$ 0.001	$ 0.001		$ 0.001														$ 0.001				$ 0.001	$ 0.001						$ 0.001	$ 0.001	$ 0.001	$ 0.001				$ 0.001				$ 0.001		$ 0.001	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures																							250,000	20,000																																																		250,000
Fair Value of Stock Price Per Share		$ 0.45	$ 0.7																																		$ 0.28	$ 0.2																$ 0.2	$ 0.2														$ 0.29							$ 0.7	$ 1.59		$ 0.001		$ 0.001
Non Cash Charges for Stock Granted						$ 229,300
Proceeds from Convertible Debt																													80,000																									2,650,000		2,650,000														489,211	489,211	489,211
Accrued Liabilities Current And Noncurrent																		136,138																	4,659																									493		9,014
Debt Discount Rate, Percent																																		10.00%
Debt Instrument, Maturity Date																																		Jan 1, 2014
Warrants To Purchase Of Common Shares			85,714																						3,500,000	3,500,000	3,500,000	3,500,000													3,500,000																262,500	262,500							1,500,000	1,500,000												3,500,000	3,500,000	3,500,000	3,500,000
Equity Issuance, Per Share Amount												$ 0.84	$ 0.3	$ 0.3	$ 0.3
Investor Warrants Per Share																																																									$ 0.28	$ 0.28
Debt Instrument, Interest Rate, Stated Percentage																															10.00%					15.00%												10.00%									15.00%
Stock Issued During Period, Shares, New Issues	240,000											162,063	2,106,853	87,009	958,570				240,000																																																						15,000,000		1,135
Convertible Notes Payable, Current								154,292			130,000																																					99,659									400,000	400,000
Amortized For Stock Grants						11,250
Proceeds from notes payable				0	674,556	859,056	1,457,500																																										350,000	350,000
Debt Instrument, Periodic Payment																															95,000																						154,292						493		9,014
Common Stock Closing Price Per Share												$ 1.68							$ 0.25
Discount On Sale Of Stock												50.00%
Outstanding Accounts Payable																																							262,000	262,000
Stock Issued During Period, Shares, Issued for Services (in shares)		75,000																																				15,000,000	873,333	873,333														15,000,000	15,000,000												1,686,935	1,686,935	1,686,935					95,000
Restricted Investments Exempt from Registration, at Fair Value																			60,000
Stock Issued During Period, Value, Issued for Services						65,550	0																																50,000	50,000																																		95
Debt Conversion, Converted Instrument, Amount						632,056																																				489,211	489,211
Stock Returned During Period Shares						7,000,000																			3,500,000	3,500,000	3,500,000	3,500,000																3,500,000	3,500,000	3,500,000	3,500,000
Fees and Commissions, Transfer Agent																																																															268,979	268,000
Proceeds from Issuance of Debt				2,731,021		1,353,057																																																			350,000	350,000
Commission Percentage																																																															8.00%	8.00%
Operating Costs and Expenses																																																															28,000	28,000
Issuance of common stock award				2,731,021			20,715						632,056	26,103	287,571																																																										15,000		0
Percentage Of Common Stock Sold																																																																	10.00%	10.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights																																	$ 0.32																																$ 0.24
Common Stock, Shares, Issued				47,362,047		36,490,345	0									311,434																	311,434																			47,362,047
Common Stock, Shares, Outstanding				47,362,047		36,490,345	0																																													47,362,047
Class of Warrant or Right, Outstanding																																																				1,848,214
Debt Instrument, Fee Amount																														14,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate										10.00%											10.00%	10.00%									10.00%	10.00%
Notes payable - related party				255,415		464,415	262,707													238,000	12,000	238,000									95,000				99,659
Accrued Expenses of Notes Payables to Related Parties				$ 54,927		$ 72,033	$ 157,859		$ 99,659																							$ 4,659

Excess of Liabilities over Assets (Deficit) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Excess of liabilities over assets (deficit)	$ 0	$ (3,820,394)	$ (2,749,711)
Common Stock [Member]
Excess of liabilities over assets (deficit)	36,492	0	0
Excess Of Liabilities Over Assets Shares		28,034,850
Additional Paid-In Capital [Member]
Excess of liabilities over assets (deficit)	1,348,794	(20,384)	11,901
Due From Stockholders [Member]
Excess of liabilities over assets (deficit)	0	(5,600)	(5,600)
Retained Earnings [Member]
Excess of liabilities over assets (deficit)	$ (5,668,666)	$ (3,794,410)	$ (2,703,012)

Excess of Liabilities over Assets (Deficit) (Details Textual) (USD $)	2 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Nov. 26, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Michael Chretien [Member]	Dec. 31, 2012 Michael Chretien [Member]	Mar. 31, 2013 Matthew Chretien [Member]	Dec. 31, 2012 Matthew Chretien [Member]
Repurchase Value Of Common Stock Per Share			$ 0.004
Stock Returned During Period Shares		7,000,000		3,500,000	3,500,000	3,500,000	3,500,000
Warrants To Purchase Of Common Shares	85,714			3,500,000	3,500,000	3,500,000	3,500,000

Concentration (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Tiburon Customer Concentration Risk [Member]
Concentration Risk Revenue Percentage	11.00%	17.00%	12.00%
Lexmark Customer Concentration Risk [Member]
Concentration Risk Revenue Percentage		14.00%
Government Contracts Concentration Risk [Member]
Concentration Risk Revenue Percentage	45.00%	41.00%	39.00%	73.00%
Muratec America Customer Concentration Risk [Member]
Concentration Risk Revenue Percentage	10.00%
Careworks Customer Concentration Risk [Member]
Concentration Risk Revenue Percentage				11.00%
Ohio Office Of Budget Management Concentration Risk [Member]
Concentration Risk Revenue Percentage				10.00%
Formfast Concentration Risk [Member]
Concentration Risk Revenue Percentage			16.00%
Customer 1 [Member]
Concentration Risk Gross Accounts Receivables Percentage	10.00%	22.00%	0.00%	1.00%
Customer 2 [Member]
Concentration Risk Gross Accounts Receivables Percentage	8.00%	0.00%	6.00%	0.00%

Fair Value Measurements (Details Textual) (USD $)	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Subsequent Event [Member]
Notes Payable, Fair Value Disclosure	$ 400,000	$ 400,000
Debt Instrument, Description			for pay off and settlement of the $400,000 Note.

Provision For Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards	$ 5,515,240
Operating Loss Carryforwards, Expiration Dates	2032
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 1,800,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance	100.00%	100.00%

Subsequent Events (Details Textual) (USD $)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended										3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended			12 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended	24 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended			12 Months Ended
	Oct. 21, 2012	Nov. 26, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 30, 2013	Jan. 14, 2013	Jun. 06, 2012	Feb. 03, 2012	Jan. 14, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Jun. 03, 2011 Notes Payable To Ohio State Development Authority [Member]	Jun. 17, 2009 Notes Payable To Ohio State Development Authority [Member]	Mar. 31, 2013 Michael Chretien [Member]	Dec. 31, 2012 Michael Chretien [Member]	Mar. 31, 2013 Matthew Chretien [Member]	Dec. 31, 2012 Matthew Chretien [Member]	Mar. 02, 2009 Jackie Chretien [Member]	Dec. 31, 2012 Jackie Chretien [Member]	Jul. 16, 2012 Mr Haddix [Member]	Jan. 14, 2013 Mr Haddix [Member]	Jan. 14, 2013 Mr Haddix [Member] Restricted Stock [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 January 14 2013 [Member]	Dec. 31, 2012 January 14 2013 [Member] Mr Haddix [Member]	Dec. 31, 2012 January 28 2013 [Member]	Dec. 31, 2012 January 28 2013 [Member] Four Accredited Investors [Member]	Dec. 31, 2012 January 28 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 Febraury 8 2013 [Member]	Dec. 31, 2012 Febraury 8 2013 [Member]	Dec. 31, 2012 Febraury 13 2013 [Member]	Mar. 31, 2013 Febraury 15 2013 [Member]	Dec. 31, 2012 Febraury 15 2013 [Member]	Mar. 31, 2013 Febraury 15 2013 [Member] Michael Chretien [Member]	Dec. 31, 2012 Febraury 15 2013 [Member] Michael Chretien [Member]	Mar. 31, 2013 Febraury 15 2013 [Member] Matthew Chretien [Member]	Dec. 31, 2012 Febraury 15 2013 [Member] Matthew Chretien [Member]	Dec. 31, 2012 Febraury 15 2013 [Member] Mr Haddix [Member]	Mar. 31, 2013 Febraury 28 2013 [Member]	Dec. 31, 2012 Febraury 28 2013 [Member]	Mar. 31, 2013 Febraury 28 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 March 6 2013 [Member]	Dec. 31, 2012 March 6 2013 [Member] Subsequent Event [Member]	Dec. 31, 2012 January 30 2013 [Member]	Mar. 31, 2013 February 28 2013 and March 6 2013 [Member] Accredited Investors [Member]	Dec. 31, 2012 February 28 2013 and March 6 2013 [Member] Accredited Investors [Member]	Dec. 31, 2013 February 28 2013 and March 6 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 January 28 2013 and February 7 2013 [Member]	Dec. 31, 2012 January 28 2013 and February 7 2013 [Member]	Dec. 31, 2012 March 5 2013 [Member]	Dec. 31, 2012 March 5 2013 [Member] Jackie Chretien [Member]	Mar. 31, 2013 Placement Agent [Member]	Dec. 31, 2012 Placement Agent [Member]	Mar. 31, 2013 Placement Agent Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member]	Mar. 31, 2013 One Four Year Warrant [Member] Febraury 15 2013 [Member] Michael Chretien [Member]	Dec. 31, 2012 One Four Year Warrant [Member] Febraury 15 2013 [Member] Michael Chretien [Member]	Mar. 31, 2013 One Four Year Warrant [Member] Febraury 15 2013 [Member] Matthew Chretien [Member]	Dec. 31, 2012 One Four Year Warrant [Member] Febraury 15 2013 [Member] Matthew Chretien [Member]	Feb. 15, 2013 Alpharion Capital Partners Inc [Member]	Mar. 31, 2013 Alpharion Capital Partners Inc [Member] Febraury 15 2013 [Member]	Dec. 31, 2012 Alpharion Capital Partners Inc [Member] Febraury 15 2013 [Member]	Feb. 15, 2013 Intellinetics Inc [Member]	Mar. 31, 2013 Intellinetics Inc [Member] Febraury 15 2013 [Member]	Dec. 31, 2012 Intellinetics Inc [Member] Febraury 15 2013 [Member]	Aug. 08, 2012 Jmj Note [Member]	Aug. 07, 2012 Jmj Note [Member]	Dec. 31, 2012 Jmj Note [Member] January 30 2013 [Member]	Nov. 08, 2012 Jmj Note [Member] Amendment [Member]	Dec. 31, 2012 Convertible Notes and Accrued Interest [Member] March 5 2013 [Member]	Dec. 31, 2012 Convertible Notes and Accrued Interest [Member] March 5 2013 [Member] Jackie Chretien [Member]	Dec. 31, 2012 Four Convertible Promissory Notes [Member] January 28 2013 [Member]	Dec. 31, 2012 Four Convertible Promissory Notes [Member] Febraury 28 2013 [Member]	Dec. 31, 2012 Convertible Promissory Notes [Member]
Proceeds from Convertible Debt																			$ 80,000																											$ 2,650,000		$ 2,650,000																$ 489,211	$ 489,211	$ 489,211			$ 400,000				$ 300,000	$ 2,650,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 0.32																																$ 0.24
Accrued Expenses of Notes Payables to Related Parties			54,927		72,033	157,859		99,659														4,659
Notes Payable, Related Parties, Current			255,415		95,000	0																			95,000	95,000																									80,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate									10.00%					6.00%							10.00%	10.00%
Accrued Liabilities																										4,659																																													493	9,014
Debt Discount Rate, Percent																									10.00%
Fair Value Of Stock Price Per Share	$ 0.45	$ 0.7																										$ 0.28	$ 0.2																	$ 0.2	$ 0.2											$ 0.001		$ 0.001			$ 0.29
Debt Instrument, Maturity Date																									Jan 1, 2014																																																Jul 31, 2013
Warrants To Purchase Of Common Shares		85,714													3,500,000	3,500,000	3,500,000	3,500,000														3,500,000																	262,500	262,500					1,500,000	1,500,000	3,500,000	3,500,000	3,500,000	3,500,000
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001	$ 0.001					$ 0.001	$ 0.001											$ 0.001					$ 0.001	$ 0.001						$ 0.001	$ 0.001	$ 0.001	$ 0.001				$ 0.001					$ 0.001		$ 0.001	$ 0.001																									$ 0.001
Investor Warrants Per Share																																																	$ 0.28	$ 0.28
Unsecured Debt																					95,000
Debt Instrument, Interest Rate, Stated Percentage													1.00%								10.00%						15.00%												10.00%										15.00%
Convertible Notes Payable							154,292			130,000																													99,659										400,000	400,000																	400,000	400,000		154,292
Proceeds From Notes Payable			0	674,556	859,056	1,457,500																																		350,000	350,000																										100,000
Debt Instrument, Periodic Payment																					95,000																								154,292						493	9,014
Debt Instrument, Maturity Date, Description																					On August 29, 2012 the maturity was extended to November 16, 2012. On November 16, 2012, the maturity was extended to December 16, 2012. On December 14, 2012 the maturity was extended to January 15, 2013.
Debt Instrument, Description																								for pay off and settlement of the $400,000 Note.																																														The Company and JMJ entered into an amendment to the $400,000 Note extending the repayment date to 180 days from August 8, 2012 for a fee of 15% added to the $400,000 Note, such that the current balance on the $400,000 Note equals the $100,000 consideration plus the $11,111 original issue discount plus the 5% one-time interest charge of $5,556 plus the 15% extension fee of $17,500.00 for a total current balance due of $134,166.66.
Outstanding Accounts Payable																														262,000	262,000
Stock Issued During Period, Shares, Issued for Services	75,000																												15,000,000	873,333	873,333															15,000,000	15,000,000														1,686,935	1,686,935	1,686,935
Stock Issued During Period, Value, Issued for Services					65,550	0																								50,000	50,000
Notes and Loans Payable			1,588,998		2,179,792	2,276,693																										131,500
Debt Conversion, Converted Instrument, Amount					632,056																												489,211	489,211
Stock Returned During Period Shares					7,000,000										3,500,000	3,500,000	3,500,000	3,500,000																	3,500,000	3,500,000	3,500,000	3,500,000
Fees and Commissions, Transfer Agent																																																					268,979	268,000
Proceeds from Issuance of Debt			2,731,021		1,353,057																																												350,000	350,000
Commission Percentage																																																					8.00%	8.00%
Operating Costs and Expenses																																																					28,000	28,000
Percentage Of Common Stock Sold																																																							10.00%	10.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																								0.24
Common Stock, Shares, Issued			47,362,047		36,490,345	0					311,434												311,434																				47,362,047	47,362,047
Common Stock, Shares, Outstanding			47,362,047		36,490,345	0																																					47,362,047	47,362,047
Class of Warrant or Right, Outstanding																																											1,848,214	1,848,214
Notes and Loans, Noncurrent													750,000	1,012,500
Debt Instrument, Fee Amount																				14,000
Debt Instrument Interest Rate Second Twelve Months													7.00%
Notes payable - related party			$ 255,415		$ 464,415	$ 262,707															$ 95,000					$ 99,659